As Filed with the Securities and Exchange Commission
                         January 22, 1999

                                        Registration No. 2-89526

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

     Pre-Effective Amendment No.   ____

     Post-Effective Amendment No.   31
                                   ----
                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

     Amendment No.   33
                    ----
(Check appropriate box or boxes)

THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
--------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

 119 East Marcy Street, Suite 202, Santa Fe, NM   87501
(Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:  (505) 984-0200
                                                     --------------
          H. Garrett Thornburg, Jr.
          119 East Marcy Street, Suite 202
          Santa Fe, New Mexico  87501
          ---------------------------------------
          (Name and Address of Agent for Service)

copy to:
          Charles W. N. Thompson, Jr.
          White, Koch, Kelly & McCarthy, P. A.
          Post Office Box 787
          Santa Fe, New Mexico  87504-0787

Approximate date of Proposed Public Offering: February 1, 1999
                                              ----------------
It is proposed that this filing will become effective
(check appropriate box):

     [ ]     immediately upon filing pursuant to paragraph (b)
     [x]     on (February 1, 1999) pursuant to paragraph (b)
     [ ]     60 days after filing pursuant to paragraph (a)
     [ ]     On [date] pursuant to paragraph (a)(1)
     [ ]     75 days after filing pursuant to paragraph (a)(2)
     [ ]     On (date) pursuant to paragraph (a)(2)



If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           THORNBURG LIMITED TERM MUNICIPAL FUND, INC.

(i)  Thornburg Limited Term Municipal Fund National Portfolio

(ii) Thornburg Limited Term Municipal Fund California Portfolio

                            CONTENTS

Facing Sheet
Contents
Cross Reference Sheets (Thornburg Limited Term Municipal Fund
                        National Portfolio [Class A and Class C
                        shares];
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Class A and Class C shares]);
                       (Thornburg Limited Term Municipal Fund
                        National Portfolio [Institutional Class
                        shares]);
                       (Thornburg Limited Term Municipal Fund
                        California Portfolio [Institutional Class shares])

Prospectus             (Thornburg Limited Term Municipal Fund
                        National Portfolio [Class A and Class C
                        shares];
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Class A and Class C shares])

Prospectus             (Thornburg Limited Term Municipal Fund
                        National Portfolio [Institutional Class
                        shares]);
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Institutional Class shares])

Statement of           (Thornburg Limited Term Municipal Fund
Additional Information  National Portfolio [Class A and Class C
                        shares];
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Class A and Class C shares])

Statement of           (Thornburg Limited Term Municipal Fund
Additional Information  National Portfolio [Institutional Class
                        shares])
                        Thornburg Limited Term Municipal Fund
                        California Portfolio [Institutional Class shares])

Part C

Signature Page

Exhibits


                      CROSS REFERENCE SHEET

(i)  Thornburg Limited Term Municipal Fund National Portfolio
     [Class A and Class C shares]
(ii) Thornburg Limited Term Municipal Fund California Portfolio
     [Class A and Class C shares]

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
------                               ------------------

1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (b). . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
4 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
5 . . . . . . . .FUND PERFORMANCE AND INDEX COMPARISONS
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . .(Not Applicable)
7(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . .YOUR ACCOUNT - BUYING FUND SHARES; Buying Class
                        A Shares; Buying Class C Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . .(Not Applicable)
8(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information
------              -----------------------------------
10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . . (Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . . (Not Applicable)
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . .Prospectus; DETERMINATION OF NET ASSET VALUE
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)



                      CROSS REFERENCE SHEET

(i)  Thornburg Limited Term Municipal Fund National Portfolio
     [Institutional Class shares]

(ii) Thornburg Limited Term Municipal Fund California Portfolio
      [Institutional Class shares]

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
------                               ------------------

1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (b). . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
4 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
5 . . . . . . . .FUND PERFORMANCE AND INDEX COMPARISONS
6(a) . . . . . . INVESTMENT ADVISER AND MANAGEMENT FEES
 (b) . . . . . . . . . . . . . . . . . .(Not Applicable)
7(a) . . . . . . . . YOUR ACCOUNT - BUYING FUND SHARES;
                                    TRANSACTION DETAILS
 (b) . .YOUR ACCOUNT - BUYING FUND SHARES; Buying Class
                        A Shares; Buying Class C Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . .(Not Applicable)
8(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
12(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (c) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
  (c) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
  (d) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
14(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . PRINCIPAL HOLDERS OF SECURITIES
  (c) . . . . . . . . . PRINCIPAL HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . . (Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . . (Not Applicable)
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
17(a) . . . . . . .Prospectus; DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
18(a) . . . . . . . Prospectus; ADDITIONAL PURCHASE AND
                                 REDEMPTION INFORMATION
  (b) . .ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
  (b) . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . . . PERFORMANCE; REPRESENTATIVE
                                PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)

     <OUTSIDE FRONT COVER>

THORNBURG MUNICIPAL FUNDS
Prospectus
    February 1, 1999

The Thornburg Municipal Funds are separate investment portfolios ("Funds") offered through this combined prospectus by Thornburg Limited Term Municipal
Fund, Inc. and Thornburg Investment Trust.



                       LIMITED TERM MUNICIPAL FUNDS

         (series of Thornburg Limited Term Municipal Fund, Inc.):
         Thornburg Limited Term Municipal Fund National Portfolio
                      ("Limited Term National Fund")
        Thornburg Limited Term Municipal Fund California Portfolio
                     ("Limited Term California Fund")

                     INTERMEDIATE TERM MUNICIPAL FUNDS

                  (series of Thornburg Investment Trust):
     Thornburg Intermediate Municipal Fund ("Intermediate National Fund")
               Thornburg Florida Intermediate Municipal Fund
                       ("Intermediate Florida Fund")
              Thornburg New Mexico Intermediate Municipal Fund
                      ("Intermediate New Mexico Fund")
               Thornburg New York Intermediate Municipal Fund
                       ("Intermediate New York Fund")














These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.




NOT FDIC-INSURED                                           MAY LOSE VALUE
                                                        NO BANK GUARANTEE
</R

                             TABLE OF CONTENTS



__          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate New Mexico Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate Florida Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate New York Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Management Discussion of Fund Performance and Index Comparisons

__          Additional Information About Fund Investments

__          Your Account - Buying Fund Shares

__          Selling Fund Shares

__          Investor Services, Transaction Services

__          Dividends and Distributions

__          Taxes

__          Transaction Details

__          Exchange Restrictions

__          Organization of the Funds

__          Investment Adviser

__          Financial Highlights

__          Additional Information

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations.
 As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. The Fund may invest up to 20% of its net assets in taxable securities which produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase.
 The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases.
 During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
---------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Limited Term National Fund Annual Total Returns Class A Shares
------------------------------------------------------------

15%

10%                9.97%     8.81      8.61
                                  7.74           7.79
 5%      5.47                               6.48
              3.97
 0%
                       (1.48)
-5
    1998 1997 1996 1995 1994 1993 1992 1991 1990 1989

Highest quarterly results for time period shown: 4.57% (quarter ended
3/31/86).
Lowest quarterly results for time period shown: (2.10)% (quarter ended
3/31/94).



Limited Term National Fund Average Annual Total Returns
-----------------------------------------------------
(periods ended 12/31/98)

                                   Inception
                                    Class C
                         One Year   (7/6/94)  Five Years  Ten Years
                         --------   --------    --------  ---------
    Class A Shares         2.16%      N/A        3.96%      5.90%
    Class C Shares         3.86%     6.04%        N/A        N/A
    Lehman Index           5.85%     6.28%       5.36%      6.99%

</R

FEES AND EXPENSES OF THE FUND

                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) imposed on            2.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.50%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

Thornburg Limited Term Municipal Fund-National Portfolio
                                              Class A    Class C
     Management Fee                             .45%       .45%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .27%       .38%
                                                ----      -----
           Total Annual Operating Expenses      .97%      1.83%

Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class C other expenses, and Thornburg Securities Corporation intends to waive a portion of the Class C 12b-1 fees, so that actual Class C other expenses are .30%, actual Class C 12b-1 fees are .63%, and so that actual total Fund operating expenses are 1.38% for Class C shares. TMC's and TSC's reimbursement of expenses and waiver of these fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $347     $553     $776    $1,421
     Class C Shares      238      581    1,001     2,175

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $347     $553     $776    $1,421
     Class C Shares      188      581    1,002     2,175

Limited Term California Fund

Investment Goals
----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by California state and California state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc.
(TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations.
 As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its assets in obligations originating in California or issued by United States territories and possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in Municipal obligations originating in California. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase.
 The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases.
 During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
---------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Limited Term California Fund Annual Total Returns Class A Shares
--------------------------------------------------------------

15%

10%               10.27%     8.21      7.52
                                  7.53           7.52
 5%      5.84                               6.77
    4.97      4.81
 0%
                       (2.13)
-5
    1998 1997 1996 1995 1994 1993 1992 1991 1990 1989

Highest quarterly results for time period shown: 3.77% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (2.08)% (quarter ended
3/31/94).

Limited Term California Fund Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/98)
                                      Since
                                    Inception
                         One Year    4/1/97     Five Years   Ten Years
                         --------   ---------   ----------   ---------
    Class A Shares         2.35%      N/A          4.15%       5.76%
    Class C Shares         3.96%     4.92%          N/A         N/A
    Lehman Index           5.85%     6.28%         5.36%       6.99%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Limited Term Municipal Funds
                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge on Purchases                 2.50%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.50%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Limited Term Municipal Fund-California Portfolio
                                              Class A    Class C
     Management Fee                             .50%       .50%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .29%       .47%
                                                ----      -----
           Total Annual Operating Expenses     1.04%      1.97%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .63%, actual Class C other expenses are .27%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $354    $575     $814     $1,501
     Class C Shares       252     625    1,075      2,326

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $354    $575     $814     $1,501
     Class C Shares       202     625    1,075      2,326

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations.
 As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases.
 Dividends also will vary over time. During periods of declining interest rates the Fund's dividends similarly decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
---------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table does reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate National Fund Annual Total Returns Class A Shares
------------------------------------------------------------

15%
                        13.22         12.29
10%
    5.47                                      9.81
 5%
                  4.45
 0%        0.72
                               (2.48)
-5
    1998   1997   1996   1995   1994   1993   1992

Highest quarterly results for time period shown: 4.91% (quarter ended
3/31/95)
Lowest quarterly results for time period shown: (3.33)% (quarter ended
3/31/94).


Intermediate National Fund Average Annual Total Returns
-----------------------------------------------------
(periods ended 12/31/98)

                                     Class C                  Class A
                                    Inception                Inception
                         One Year    (7/6/96)   Five Years   (7/23/91)
                         --------  ----------   ----------   ---------

    Class A Shares         1.79%       N/A         4.70%        6.73%
    Class C Shares         4.44%      6.04%         N/A          N/A
    M-L Bond Index         6.83%      7.63%        6.27%        7.48%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge on Purchases                 3.50%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.60%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Intermediate Municipal Fund
                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .25%      1.00%
     Other Expenses                                   .29%       .43%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.04%      1.93%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .60%, actual Class C other expenses are .30%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $453    $671     $908     $1,589
     Class C Shares       258     613    1,054      2,283

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $453    $671     $908     $1,589
     Class C Shares       198     613    1,054      2,283

Intermediate New Mexico Fund

Investment Goals
----------------

The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by the State of New Mexico and by New Mexico state agencies, local governments and their agencies and by certain United States territories and possessions. Investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations.
 As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its assets in obligations originating in New Mexico or issued by United States territories or possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in municipal obligations originating in New Mexico. The Fund may invest up to 20% of its net assets in taxable securities which produce income not exempt from federal or New Mexico income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.


Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in New Mexico, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
---------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate New Mexico Fund Annual Total Returns Class A Shares
--------------------------------------------------------------

15%
                     11.15
10%                               10.31
          6.49                          8.63
 5%
    4.89        0.42
 0%
                           (1.19)
-5
    1998  1997  1996  1995  1994  1993  1992

Highest quarterly results for time period shown: 4.43% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (2.91)% (quarter ended
3/31/94).

Intermediate New Mexico Fund Average Annual Total Returns
-------------------------------------------------------
(periods ending 12/31/98)

                         One Year    Five Years    Since Inception
                                                      (6/21/91)
                         --------    ----------    --------------
    Class A Shares         1.25%       4.14%          6.07%
    M-L Bond Index         6.83%       6.27%          7.32%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge on Purchases                 3.50%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg New Mexico Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .26%
                                                     -----
            Total Annual Fund Operating Expenses     1.01%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $451    $665     $898     $1,566

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $451    $665     $898     $1,566

Intermediate Florida Fund

Investment Goals
----------------

The primary investment goal of Intermediate Florida Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The Fund also seeks exemption of its shares from the Florida "intangibles" tax on securities owned by individuals. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by the State of Florida and Florida State agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc.
(TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may preclude the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations.
 As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its total assets in municipal obligations originating in Florida or issued by United States territories and possessions. As a matter of fundamental policy, invests at least 65% of its total assets in municipal obligations originating in Florida. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases.
 During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in Florida, the Fund's share value may be more sensitive to adverse political or economic developments in that state. A portion of the Fund's dividends may be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
---------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table does reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate Florida Fund Annual Total Returns Class A Shares
-----------------------------------------------------------

15%

10%                      12.19
           7.28
 5% 5.81
                  4.67
 0%

-5
    1998   1997   1996   1995

Highest quarterly results for time period shown: 4.68% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (3.09)% (quarter ended
3/31/94).

Intermediate Florida Fund Average Annual Total Returns
----------------------------------------------------
(periods ended 12/31/98)

                         One Year        Since Inception
                                             (2/1/94)
                         --------        --------------
    Class A Shares         1.53%             4.67%
    M-L Bond Index         6.83%             6.18%

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge on Purchases                 3.50%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Florida Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .36%
                                                     -----
            Total Annual Fund Operating Expenses     1.11%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .23%, and actual total fund operating expenses are .98%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $460    $693     $945     $1,668

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $460    $693     $945     $1,668

Intermediate New York Fund

Investment Goals
----------------

The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by New York State and by New York State agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc.
(TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations.
 As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its total assets in Municipal obligations originating in New York or issued by United States territories and possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in municipal obligations originating in New York. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal or New York income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity.
 The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in New York, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
----------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table does reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate New York Fund Annual Total Returns Class A Shares
-------------------------------------------------------------

15%

10%

 5% 5.88

 0%

-5
    1998

Highest quarterly results for time period shown: 2.61% (quarter ended
9/30/98).
Lowest quarterly results for time period shown: 0.42% (quarter ended
12/31/98).

Intermediate New York Fund Average Annual Total Returns
------------------------------------------------------
(periods ended 12/31/98)

                         One Year    Since Inception
                                        (9/4/97)
                         --------    --------------
    Class A Shares         2.17%        4.12%
    M-L Bond Index         6.83%        8.21%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge on Purchases                 3.50%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg New York Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .44%
                                                     -----
            Total Annual Fund Operating Expenses     1.19%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse the Class A other expenses, so that actual Class A other expenses are 0%, and actual total fund operating expenses are .75%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $468    $717      $987    $1,757

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $468    $717      $987    $1,757



   MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND INDEX COMPARISONS

The graphs on the next page compare how $10,000 would have appreciated if invested in shares of the named Fund, a broad based securities market index, and the Consumer Price Index, a general measure of inflation. The table accompanying each graph shows average annual total return for the Fund for the designated period. Class A total return figures assume an investment of $10,000 at the public offering price for purchases up to $10,000; Class C total return figures assume an investment of $10,000.

Comparison of Fund performance to widely used indices is imperfect, because the indices do not reflect the laddered maturity strategy each Fund uses. Each index shown attempts to model the total return of a constant maturity bond portfolio, including bonds from throughout the United States. Each index also assumes no trading costs for buying and selling bonds, no custodial or accounting costs, and coupons are immediately reinvested at no transactional cost. Consequently, the reader should remain aware of the inherent limitations in comparing a theoretical index to actual results of a Fund portfolio.

Each Fund "ladders" or arrays the maturities of its bonds. The Limited Term Municipal Funds maintain a weighted average maturity using this technique which is normally no more than five years, while the Intermediate Municipal Funds' weighted average maturity is normally three to ten years.



    In general, interest rates have continued, with some fluctuations, to decline over the one-year period ended September 30, 1998. Interest rates have dropped more for intermediate-term bonds than for short-term bonds or long-term bonds, leading to a flatter yield curve. For instance, 30-year treasury bond yields fell 1.43% to 4.97% while five-year bond yields fell 1.76% to 4.21% and one-year bond yields dropped 1.03% to 4.39%.

The municipal bond market, facing the largest volume of supply in several years, has underperformed the treasury bond market. Thirty-year AA-rated municipal bond yields declined by 0.38% to 4.89% over the one-year period ended September 30, 1998. Meanwhile, five-year AA-rated municipal yields declined by 0.44% to 3.88% and ten-year AA-rated municipal bond yields declined by 0.45% to 4.25%. These yield declines have caused price increases of 1.61% and 3.34% for the five-year and ten-year bonds, respectively. Over the same one-year period, the net asset values of Limited Term National and California Portfolios have increased 0.97% and 1.68%, respectively. The net asset values of the Intermediate National Fund has similarly increased by 2.30%. While the net asset values of all the Funds rose over the period described, the dividend yields of all declined slightly. If interest rates continue to fall, the net asset values of all the Funds should continue to rise, but the dividend yields would be expected to decrease.

LIMITED TERM NATIONAL FUND

Index Comparison

   Compares performance of the Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.1 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <The following tables appear as side-by-side graphs in the prospectus.>
Class A Shares
        FUND       Lehman         CPI
       A Shares    Government
       --------    ----------   ---------
 9/84  $ 9,746     $10,000      $10,000
12/84    9,928      10,448       10,151
 3/85   10,232      10,852       10,283
 6/85   10,677      11,400       10,355
 9/85   10,747      11,355       10,417
12/85   11,226      11,741       10,564
 3/86   11,739      12,628       10,522
 6/86   11,842      12,636       10,553
 9/86   12,177      13,103       10,616
12/86   12,471      13,447       10,702
 3/87   12,741      13,755       10,852
 6/87   12,656      13,629       10,983
 9/87   12,683      13,347       11,104
12/87   12,988      13,857       11,204
 3/88   13,402      14,289       11,294
 6/88   13,589      14,350       11,430
 9/88   13,838      14,514       11,545
12/88   14,013      14,601       11,649
 3/89   14,168      14,559       11,789
 6/89   14,580      15,244       11,955
 9/89   14,783      15,421       12,027
12/89   15,105      15,881       12,172
 3/90   15,239      15,959       12,404
 6/90   15,524      16,316       12,529
 9/90   15,715      16,488       12,781
12/90   16,085      17,034       12,948
 3/91   16,400      17,402       13,026
 6/91   16,704      17,706       13,117
 9/91   17,073      18,336       13,222
12/91   17,470      18,952       13,355
 3/92   17,628      18,904       13,435
 6/92   18,107      19,519       13,543
 9/92   18,509      20,010       13,624
12/92   18,822      20,328       13,747
 3/93   19,341      20,808       13,858
 6/93   19,780      21,298       13,941
 9/93   20,264      21,761       14,011
12/93   20,481      22,028       14,123
 3/94   20,050      21,332       14,208
 6/94   20,225      21,619       14,293
 9/94   30,324      21,784       14,408
12/94   20,178      21,713       14,466
 3/95   20,896      22,677       14,582
 6/95   21,390      23,254       14,713
 9/95   21,755      23,890       14,772
12/95   22,190      24,327       14,861
 3/96   22,232      24,403       15,010
 6/96   22,374      24,510       15,116
 9/96   22,703      24,909       15,237
12/96   23,070      25,452       15,374
 3/97   23,150      25,411       15,451
 6/97   23,595      26,044       15,498
 9/97   24,007      26,612       15,591
12/97   24,332      27,102       15,653
 3/98   24,552      27,420       15,669
 6/98   24,787      27,698       15,763

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 6/30/98):  2.46%
Five Years:  4.09%
Ten Years:   5.92%
From Inception (9/28/84):  6.82%

         FUND       Lehman        CPI
       C Shares    Government
       --------    ----------   ---------
 8/94  $10,000     $10,000      $10,000
 9/94    9,952       9,925       10,020
10/94    9,894       9,869       10,030
11/94    9,792       9,806       10,040
12/94    9,858       9,893       10,060
 1/95    9,969       9,988       10,090
 2/95   10,120      10,132       10,110
 3/95   10,193      10,293       10,141
 4/95   10,245      10,321       10,171
 5/95   10,405      10,547       10,202
 6/95   10,425      10,556       10,232
 7/95   10,483      10,703       10,243
 8/95   10,550      10,812       10,263
 9/95   10,586      10,844       10,273
10/95   10,663      10,890       10,304
11/95   10,740      10,982       10,314
12/95   10,786      11,043       10,335
 1/96   10,848      11,174       10,376
 2/96   10,838      11,136       10,408
 3/96   10,788      11,077       10,439
 4/96   10,786      11,060       10,470
 5/96   10,808      11,047       10,501
 6/96   10,847      11,125       10,512
 7/96   10,910      11,199       10,544
 8/96   10,932      11,222       10,565
 9/96   11,004      11,307       10,596
10/96   11,067      11,412       10,628
11/96   11,163      11,570       10,660
12/96   11,161      11,553       10,692
 1/97   11,192      11,584       10,703
 2/97   11,257      11,667       10,735
 3/97   11,197      11,535       10,746
 4/97   11,228      11,592       10,756
 5/97   11,309      11,719       10,767
 6/97   11,391      11,822       10,778
 . . .
 9/97   11,578      12,080       10,843
12/97   11,723      12,302       10,886
 3/98   11,817      12,446       10,897
 6/98   11,927      12,573       11,229

Average Annual Total Returns
C Shares One Year (12 mos. ended 6/30/98):  4.70%
From Inception (9/1/94):  4.71%


LIMITED TERM CALIFORNIA FUND

Index Comparison

   Compares performance of the Limited Term California Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for periods ending June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as two side-by-side graphs in the prospectus>

Class A Shares                           Class C Shares
         FUND       Lehman       CPI              FUND       Lehman       CPI
       A Shares    Government                   C Shares    Government
       --------    ----------  -------          --------    ----------  -------
 1/87  $ 9,750     $10,000     $10,000    8/94  $10,000     $10,000     $10,000
 3/87    9,786      10,034      10,080    9/94    9,950       9,925      10,020
 6/87    9,857       9,942      10,202   10/94    9,887       9,869      10,030
 9/87    9,924       9,737      10,314   11/94    9,792       9,806      10,040
12/87   10,100      10,108      10,407   12/94    9,818       9,893      10,060
 3/88   10,375      10,424      10,491    1/95    9,926       9,988      10,090
 6/88   10,557      10,469      10,617    2/95   10,099      10,132      10,110
 9/88   10,733      10,588      10,724    3/95   10,164      10,293      10,141
12/88   10,885      10,651      10,820    4/95   10,231      10,321      10,171
 3/89   10,994      10,620      10,951    5/95   10,380      10,547      10,202
 6/89   11,313      11,121      11,105    6/95   10,398      10,556      10,232
 9/89   11,469      11,249      11,172    7/95   10,441      10,703      10,243
12/89   11,704      11,585      11,306    8/95   10,509      10,812      10,263
 3/90   11,814      11,642      11,522    9/95   10,561      10,844      10,273
 6/90   12,009      11,902      11,638   10/95   10,640      10,890      10,304
 9/90   12,140      12,028      11,872   11/95   10,719      10,982      10,314
12/90   12,496      12,426      12,027   12/95   10,756      11,043      10,335
 3/91   12,707      12,694      12,099    1/96   10,833      11,174      10,376
 6/91   12,904      12,916      12,184    2/96   10,828      11,136      10,408
 9/91   13,121      13,376      12,282    3/96   10,781      11,076      10,439
12/91   13,436      13,825      13,405    4/96   10,793      11,060      10,470
 3/92   13,566      17,790      12,480    5/96   10,805      11,047      10,502
 6/92   13,950      14,239      12,580    6/96   10,861      11,125      10,512
 9/92   14,261      14,597      12,655    7/96   10,925      11,199      10,544
12/92   14,448      14,829      12,770    8/96   10,953      11,222      10,565
 3/93   14,813      15,179      12,872    9/96   11,017      11,307      10,596
 6/93   15,116      15,537      12,949   10/96   11,089      11,412      10,628
 9/93   15,437      15,874      13,014   11/96   11,189      11,570      10,660
12/93   15,634      16,069      13,119   12/96   11,174      11,553      10,692
 3/94   15,308      15,562      13,197    1/97   11,195      11,584      10,703
 6/94   15,474      15,771      13,277    2/97   11,260      11,667      10,735
 9/94   15,495      15,891      13,383    3/97   11,200      11,535      10,746
12/94   15,300      15,839      13,437    4/97   11,228      11,592      10,756
 3/95   15,877      16,542      13,545    5/97   11,328      11,719      10,767
 6/95   16,266      16,964      13,667    6/97   11,410      11,822      10,778
 9/95   16,549      17,427      13,722    7/97   11,564      12,036      10,799
12/95   16,871      17,746      13,804    8/97   11,521      11,972      10,821
 3/96   16,927      17,802      13,943    9/97   11,613      12,080      10,843
 6/96   17,670      17,880      14,040   10/97   11,641      12,154      10,864
 9/96   17,332      18,171      14,153   11/97   11,679      12,192      10,875
12/96   17,597      18,567      14,281   12/97   11,789      12,302      10,886
 3/97   17,655      18,537      14,352    1/98   11,854      12,410      10,886
 6/97   18,004      18,999      14,395    2/98   11,883      12,425      10,897
 9/97   18,342      19,413      14,482    3/98   11,893      12,446      10,897
12/97   18,625      19,771      14,540    4/98   11,857      12,387      10,919
 3/98   18,808      20,002      14,555    5/98   11,959      12,534      10,951
 6/98   19,006      20,206      14,642    6/98   11,997      12,573      10,962

Average Annual Total Returns             Average Annual Total Returns
  (at max. offering price)
A Shares One Year (12 mos. ended         C Shares One Year (12 mos. ended
   6/30/98):  2.90%                         6/30/98):  5.14%
Five Years:  4.16%                       From Inception (9/1/94): 4.87%
Ten Years:   5.79%
From Inception (2/19/87):  5.81%


INTERMEDIATE NATIONAL FUND

Index Comparison

    Compares performance of the Intermediate National Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.4 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.


        <appears as two graphs side-by-side in the prospectus>
Class A Shares                           Class C Shares
         FUND       ML Muni      CPI              FUND       ML Muni     CPI
       A Shares    7-12 Yrs.                    C Shares    7-12 Yrs.
       --------    ---------   -------          --------    ---------  --------
 6/91  $ 9,648     $10,000     $10,000
 9/91    9,819      10,428      10,080
12/91   10,099      10,647      10,181
 3/92   10,207      10,593      10,243
 6/92   10,586      10,982      10,325
 9/92   10,876      11,220      10,387
12/92   11,090      11,440      10,480
 3/93   11,496      11,834      10,565
 6/93   11,847      12,164      10,628
 9/93   12,291      12,456      10,681
12/93   12,453      12,682      10,767
 3/94   12,039      12,114      10,832
 6/94   12,160      12,187      10,897    8/94  $10,000     $10,000     $10,000
 9/94   12,244      12,306      10,984    9/94    9,903       9,848      10,020
12/94   12,145      12,227      11,028   12/94    9,813       9,785      10,060
 3/95   12,742      12,860      11,117    3/95   10,286      10,291      10,141
 6/95   13,066      13,334      11,217    6/95   10,530      10,671      10,232
 9/95   13,365      13,573      11,262    9/95   10,754      10,862      10,273
12/95   13,751      14,054      11,330   12/95   11,052      11,247      10,335
 3/96   13,699      14,059      11,443    3/96   11,000      11,251      10,439
 6/96   13,814      14,107      11,524    6/96   11,082      11,290      10,512
 9/96   14,120      14,398      11,616    9/96   11,307      11,523      10,596
12/96   14,363      14,762      11,721   12/96   11,499      11,814      10,692
 3/97   14,413      14,729      11,779    3/97   11,528      11,787      10,746
 6/97   14,772      15,218      11,815    6/97   11,803      12,179      10,778
 9/97   15,094      15,682      11,886    9/97   12,048      12,550      10,843
12/97   15,397      16,087      11,933   12/97   12,227      12,874      10,886
 3/98   15,567      16,276      11,945    3/98   12,391      13,025      10,897
 6/98   15,759      16,508      12,017    6/98   12,541      13,211      10,962
 9/98   16,162      17,104      12,065    9/98   12,839      13,688      11,006

Average Annual Total Returns             Average Annual Total Returns
   (at max. offering price)
A Shares One Year (12 mos. ended         C Shares One Year (12 mos. Ended
   9/30/98):  3.32%                         9/30/98):  6.57%
5 Years:  4.88%                          From Inception (9/1/94): 6.31%
From Inception (7/23/91):  6.90%      </TABLE

INTERMEDIATE NEW MEXICO FUND

Index Comparison

    Compares performance of the Intermediate New Mexico Fund, the Merrill
Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, June
18, 1991 to September 30, 1998. On March 31, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.0 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.


        <This appears as a graph in the prospectus.>
         FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 5/91  $ 9,650     $10,000     $10,000
 9/91    9,957      10,375      10,100
12/91   10,260      10,593      10,202
 3/92   10,329      10,539      10,263
 6/92   10,686      10,926      10,345
 9/92   10,950      11,162      10,408
12/92   11,145      11,381      10,501
 3/93   11,490      11,773      10,586
 6/93   11,789      12,102      10,649
 9/93   12,150      12,392      10,703
12/93   12,294      12,617      10,788
 3/94   11,936      12,052      10,853
 6/94   12,012      12,125      10,919
 9/94   12,119      12,243      11,006
12/94   12,059      12,164      11,050
 3/95   12,593      12,794      11,139
 6/95   12,859      13,266      11,239
 9/95   13,100      13,504      11,284
12/95   13,404      13,982      11,352
 3/96   13,358      13,987      11,466
 6/96   13,450      14,035      11,547
 9/96   13,713      14,325      11,639
12/96   13,967      14,687      11,744
 3/97   14,012      14,653      11,803
 6/97   14,305      15,141      11,838
 9/97   14,606      15,602      11,910
12/97   14,874      16,005      11,957
 3/98   15,012      16,193      11,969
 6/98   15,203      16,424      12,041
 9/98   15,494      17,016      12,089

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 9/30/98): 1.25%
5 Years:  4.14%
From Inception (6/21/91):  6.07%

INTERMEDIATE FLORIDA FUND

Index Comparison

    Compares performance of Intermediate Florida Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, February 1, 1994 to September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.5 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
        FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 1/94  $ 9,648     $10,000     $10,000
 2/94    9,568       9,726      10,030
 3/94    9,350       9,466      10,060
 6/94    9,481       9,524      10,121
 9/94    9,557       9,617      10,202
12/94    9,492       9,555      10,243
 3/95    9,936      10,049      10,325
 6/95   10,148      10,420      10,418
 9/95   10,342      10,607      10,460
12/95   10,595      10,982      10,523
 3/96   10,607      10,987      10,628
 6/96   10,716      11,024      10,703
 9/96   10,897      11,252      10,789
12/96   11,090      11,536      10,886
 3/97   11,153      11,510      10,940
 6/97   11,387      11,892      10,973
 9/97   11,665      12,255      11,039
12/97   11,897      12,572      11,083
 3/98   12,011      12,719      11,095
 6/98   12,168      12,901      11,161
 9/98   12,437      13,366      11,206

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 9/30/98):  2.89%
From Inception (2/01/94):  4.79%

INTERMEDIATE NEW YORK FUND

Index Comparison

Compares performance of Intermediate New York Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, September 4, 1997 to June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA-, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 10 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
        FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
9/4/97  10,000      10,000      10,000
 9/97   11,153      11,510      10,940
10/97   11,387      11,892      10,973
11/97   11,665      12,255      11,039
12/97   11,897      12,572      11,083
 . . .
 3/98   12,011      12,719      11,095
 6/98   12,168      12,901      11,161

Average Annual Total Returns (at max. offering price)
From Inception (9/04/97):  1.03%

    ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

Municipal Obligations

Municipal obligations are obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal Obligations may be subject to the alternative minimum tax or state income taxes.

    The yields on municipal obligations are dependent on a variety of factors, including the condition of the general money market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of that Fund's shares. Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of a Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. If interest rates have declined, reinvestment of the proceeds from the prepayment of municipal obligations may result in a lower yield to a Fund. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations.

    Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially and adversely affected.

    Variable Rate Securities; Inverse Floaters; And Demand Instruments

The Funds may purchase variable rate municipal obligations. These variable rate securities bear rates of interest that are adjusted periodically according to formulas intended to reflect market rates of interest, and these may include "inverse floaters," whose rates vary inversely with changes in market rates of interest. The values of inverse floaters will tend to be more volatile than fixed rate municipal securities having similar credit quality, redemption provisions, and maturity. Each Fund also may purchase variable rate demand instruments and also may purchase fixed rate municipal demand instruments either in the public market or privately from banks, insurance companies and other financial institutions. These instruments provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument.

    Municipal Leases

Each Fund may invest in municipal leases. These obligations are used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease.

    Securities Ratings And Credit Quality

Each Fund's assets will normally consist of (1) municipal obligations (including municipal leases) or participation interests therein that are rated at the time of purchase within the four highest grades by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P"), (2) municipal obligations (including municipal leases) or participation interests therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's or S&P or Fitch or, in the case of obligors whose obligations are unrated, are deemed by TMC to be comparable with issuers having such debt ratings, and (3) cash. Securities rated in the described categories are described as "investment grade," and are regarded as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." According to S&P, for example, BBB bonds normally exhibit adequate protection parameters, although adverse economic conditions or other changes are more likely to lead to a weakened capacity compared to higher rated categories, and AAA bonds exhibit extremely strong capacity. Securities rated Baa are regarded by Moody's as having some speculative characteristics. Securities rated BBB by Fitch are considered to have adequate capacity, although adverse changes in economic conditions and circumstances are more likely to have an adverse impact than for higher rated categories. Please see the Statement of Additional Information for Thornburg Investment Trust - Intermediate Municipal Funds or the Statement of Additional Information for Thornburg Limited Term Municipal Fund, Inc. for detailed descriptions of these ratings.

    Investments in municipal obligations may also include (i) variable rate demand instruments that are rated within the two highest grades of either rating agency or, if unrated, are deemed by TMC to be of high quality and minimal credit risk, (ii) tax-exempt commercial paper that is rated within the two highest grades of a rating agency, and (iii) municipal notes that are rated within the two highest grades of a rating agency or, if unrated, are deemed by TMC to be of comparable quality to such rated municipal notes. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

    Credit ratings do not reflect the risk that market values of municipal obligations will fluctuate with changes in interest rates, and credit rating firms may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Accordingly, in addition to using credit rating information, TMC subjects each issue under consideration for investment to its own credit analysis in an effort to assess the issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Funds, and TMC may determine to dispose of portfolio securities upon a change in ratings or adverse events or market conditions not reflected in ratings. TMC evaluates the credit quality of unrated municipal obligations purchased by each Fund under the general supervision of its Directors or Trustees, and determines the equivalency of unrated obligations to rated obligations.

    When-Issued Transactions

Each Fund may purchase municipal obligations on a "when-issued" or delayed delivery basis, which means that the securities are not delivered until a future date that may be as many as 45 days after the Fund has agreed to the purchase. These transactions may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser before delivery of the securities, and at the time of delivery the market value may be less than cost. When a Fund agrees to purchase municipal obligations on a "when-issued" basis, it will maintain high grade liquid debt assets equal in value to the purchase price of the "when-issued" securities in a segregated account with its custodian bank.




    YEAR 2000 RISK

The inability of some computer systems to recognize dates after December 31, 1999 could cause some disruptions in the securities industry.

Thornburg Fund's Transfer Agent and Custody Bank National Financial Data Services/DST (Transfer Agent) and State Street Bank (Custodian) have been preparing for year 2000 conversion since 1988. Beta testing has been done using 1999/2000 conversions all the way out to 2009/2010 conversions (including leap year calculations). Firewalls have been built to isolate non-complaint third party transmissions and testing has begun with all third party electronic communicators. Detailed Y2K information is available over the Internet at www.dstsystems.com. DST's stated goal is to be Y2K Ready by the end of 1998.

The Funds' internal systems take no electronic downloads other than from DST Systems. We do, however, purchase information and research delivered electronically. We also use analytical programs provided by such vendors, e.g. bond analytics. Failure of such externally supplied services would impair our efficiency, and that of our entire industry. It would not, however, preclude our ability to analyze securities or monitor and adjust portfolios.

In addition, although we don't expect it to be the case, issuers of securities owned by the Funds might have difficulties that would delay or disrupt their payments of interest or dividends to the Funds.



PORTFOLIO TURNOVER

   Each Fund anticipates that is annual portfolio turnover rate will be less than 100%. TMC does not consider portfolio turnover rate a limiting factor in making investment decisions. High rates of turnover may result in increased transaction costs, and could result in increased capital gains distributions to shareholders.

BUYING FUND SHARES IN GENERAL

    Each Fund offers Class A shares, and Limited Term National Fund, Limited California Fund and Intermediate National Fund offer Class C shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.



Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. Although shares of the National Funds generally are available in most states, shares of the single state Funds are or will be available only in their respective states and certain other states where those Funds are qualified for sale. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING CLASS A SHARES

    Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to TMC of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the fees for Class A shares of each Fund are lower than the fees for Class C shares of the same Fund, Class A shares of each Fund pay higher dividends than Class C shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.


                                                 Class A Shares
                                               Total Sales Charge
                                    As Percentage            As Percentage
                                  of Offering Price       of Net Asset
Value
Limited Term Municipal Funds
----------------------------
Less than $50,000.00               2.50%                           2.56%
$50,000 to 99,999.99               2.25%                           2.30%
$100,000 to 249,999.99             1.75%                           1.78%
$250,000 to 499,999.99             1.50%                           1.52%
$500,000 to 999,999.99             1.00%                           1.01%
$1,000,000 and up                  0.00%                           0.00%

Intermediate Municipal Funds
----------------------------
Less than $50,000.00               3.50%                           3.63%
$50,000 to 99,999.99               3.00%                           3.09%
$100,000 to 249,999.99             2.50%                           2.56%
$250,000 to 499,999.99             2.00%                           2.04%
$500,000 to 999,999.99             1.50%                           1.52%
$1,000,000 and up                  0.00%                           0.00%

    * No sales charge will be payable at the time of purchase on investments of $1 million of more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within one year following the share purchase at the rate of 1/2 of 1%. In determining whether such a sales charge is payable and the amount of any charge, it is assumed that shares not subject to the charge are the first redeemed followed by other shares held for the longest period of time. The applicability of these charges will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

      At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specified minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. TMC or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC. Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent" (LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table above, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

 A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this prospectus, up to the amount you previously redeemed.

 AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF TMC (or any investment company managed by TMC), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

 EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who p lace orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

 CUSTOMERS of bank trust departments, companies with trust powers, investment dealers and investment advisors who charge fees for service, including investment dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

 INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

 THOSE PERSONS WHO ARE DETERMINED BY THE DIRECTORS OR TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.


 PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and
 (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

 PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of any Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Funds without notice.

BUYING CLASS C SHARES

    Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a 1% contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

OPENING AN ACCOUNT
___________________________________________________________________________
Buying Shares             To Open an Account       To Add to an Account
---------------------------------------------------------------------------
In                        Minimum                  Minimum
--                        -------                  -------
Regular Accounts          $5,000                   $  100
Automatic Investment
 Plans                    $  100                   $  100

Through Your Financial    Consult with your        Consult with your
 Advisor                  financial advisor.       financial advisor

By Telephone              Exchange from another    Exchange from another
1-800-847-0200            Thornburg Fund account   Thornburg Fund account
                          with the same registra-  with the same registra-
                          tion, including name,    tion, including name,
                          address, and taxpayer    address, and taxpayer
                          ID number.               ID number.

By Mail                   Complete and sign the    Make your check payable
                          application. Make your   to the applicable
                          check payable to the     Thornburg Fund.  Indicate
                          applicable Thornburg     your Fund account number
                          Fund. Mail to the        on your check and mail to
                          address indicated on the the address printed on
                          application.             your account statement.

Automatic Investment      Use one of the above     Use Automated Clearing
Plan                      procedures to open your  House funds. Sign up for
                          account. Obtain an       this service when opening
                          Automatic Investment     your account, or call
                          Plan form to sign up     1-800-847-0200 to add
                          for this service.        to it.

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by wire or mail as described above. If there is no application accompanying this prospectus, call 1-800-847-0200.

If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

STREET NAME OWNERSHIP OF SHARES

Some securities dealers offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms and shareholders of an individual Fund. Neither the Fund nor the Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elect s to hold Fund shares in street-name through a brokerage firm account rather than directly in the shareholder's own name. Further, neither the Fund nor the Transfer Agent will be responsible to the investor for any loss to the investor due to the brokerage firm's failure, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisor to learn about the different options available for owning mutual fund shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be purchased by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. Similarly, no CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in an account, you may use any of the methods described on the following page.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner, or
 * The redemption proceeds are being transferred to a Thornburg account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

TELEPHONE REDEMPTION. If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares of any Fund by telephone simply by calling a Fund Customer Service Representative. Money can be wired directly to the bank account designated by you on the application or sent to you in a check. The Funds' Transfer Agent may charge a fee for a bank wire. This fee will be deducted from the amount wired.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling the Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to: NFDS
                                                  c/o Thornburg Funds
                                                  P.O. Box 419017
                                                  Kansas City, MO 64141-6017

Internet redemption. You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com and following the instructions.

The Funds, TSC, TMC and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction.


____________________________________________________________________________
Redeeming Shares          Account Type           Special Requirements
----------------------------------------------------------------------------
Through Your Financial    All Account Types      Consult with your financial
Advisor                                          advisor.  Your financial
                                                 advisor may charge a fee.

By Mail                   Individual, Joint      The letter of instruction
                          Tenant, Sole Pro-      must be signed by all
                          prietorship, UGMA,     persons required to sign
                          UTMA                   for transactions, exactly as
 Send to: NFDS                                   their names appear on the
 c/o Thornburg Funds                             account, and must include:
 P.O. Box 419017                                  * Your name,
 Kansas City, MO                                  * The Fund's name,
 64141-6017                                       * Your Fund account
                                                    number,

                                                  * The dollar amount or
                                                    number of shares to be
                                                    redeemed,
                                                  * Any other applicable
                                                    requirements listed
                                                    above,
                                                  * Signature guarantee, if
                                                    required.

                          Trust In addition to the above requirements, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last
                                                 60 days.

                          Business or            In addition to the above
                          Organization           requirements, at least one
                                                 person authorized by
                                                 corporate resolution to act
                                                 on the account must sign
                                                 the letter which must be
                                                 signature guaranteed.
                                                 Include a corporate
                                                 resolution with corporate
                                                 seal.

                          Executor,              Call 1-800-847-0200 for
                          Administrator,         instructions.
                          Conservator, Guardian

By Telephone              All Account Types      You must sign up for the
1-800-847-0200            except Street-Name     telephone redemption
                          Accounts               feature before using it.
                                                  * Minimum Wire $1,000
                                                  * Minimum Check $50.00

By Systematic Withdrawal  All Account Types      You must sign up for this
 Plan                                            feature to use it.
                                                  * Minimum Account Balance
                                                    $10,000
                                                  * Minimum Check $50.00

Internet                  All Account Types      www.thornburg.com
____________________________________________________________________________


INVESTOR SERVICES

Thornburg Funds provides a variety of services to help you manage your account.

Information Services

Thornburg Funds' telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Thornburg Funds' Audio Response system is available 24 hours a day, 365 days a year. This computerized system gives you instant access to your account information and up-to-date figures on all of the Thornburg Funds.

Thornburg Website. Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at: www.thornburg.com

Statements and reports that Thornburg Funds send to you include the following:
 * Account statements after every transaction affecting your account
 * Monthly account statements
 * Financial reports (every six months)
 * Cost basis statement (at the end of any year in which you redeem shares)

TRANSACTION SERVICES

Automatic Investment Plan. One easy way to pursue your financial goals is to invest money regularly. Thornburg Funds let you transfer as little as $100 from your bank account into your Fund account on a weekly, monthly or quarterly basis, automatically. Because the Fund's Automatic Investment Plan has a lower minimum than a regular purchase, it is an ideal way for beginning investors to invest in a Fund.

While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Call 1-800-847-0200 and speak to a Fund Customer Service Representative for more information.

Exchange Privilege. You may exchange Class A shares of any other Thornburg Fund for Class A shares of one of the Thornburg Municipal Funds.

If you are exchanging from one of the Funds covered by this prospectus into another Thornburg Fund, you may (i) have to pay the difference between the front end sales charge you paid on the Fund out of which you are exchanging and the front end sales charge applicable to the Fund into which you are exchanging; or (ii) you may qualify for a reduced sales charge or no sales charge on that Fund. Please consult the exchange an d reinvestment privilege information in the Prospectus of the other Thornburg Fund.

Note that exchanges out of a Fund may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page 28.

Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares on a regular basis.

    DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each Fund declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options
Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the month-end.

Capital Gains
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes

    Each Fund intends to satisfy conditions that will enable it to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from the individual federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the Municipal Obligations or the basis for any opinions issued in connection therewith. In the case of certain Municipal Obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such Municipal Obligations could be determined to be taxable, in most cases retroactively from the date of issuance. Certain matters under the Code, including certain exceptions to the foregoing, are discussed more specifically below.

Distributions by each Fund of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the United States government, its agencies and instrumentalities) and net short-term capital gains realized by each Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year each Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes"). Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal, state and local taxation of each Fund and the income tax consequences to its shareholders.

The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are presently uncertain. Some portion of Exempt Interest Dividends may, as a result of these purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

State Taxes

Distributions of interest income from Municipal Obligations will not necessarily be exempt from taxes under the income or other tax laws of any state or local taxing authority. Distributions to individuals attributable to interest on Municipal Obligations originating in California, New Mexico and New York will not be subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owns shares in the Intermediate New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations originating in that state. Individual shareholders of the Intermediate New York Fund, who are residents of New York City, will not be required to pay New York State income taxes on interest dividends attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise.

Florida and Texas do not currently impose an income tax on individuals or do not impose an income tax on distributions to individuals attributable to Municipal Obligations. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Florida Fund shares if the Funds' assets as of the close of the preceding taxable year consist only of obligations of Florida and its political subdivisions and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

With respect to distributions of interest income from the Limited Term National Fund and the Intermediate National Fund, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of these Funds are advised to consult their own tax advisers in that regard. The Limited Term National Fund and the Intermediate National Fund will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns.
 Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences. In particular, corporations should note that the preceding outline of state taxes pertains principally to individuals, and tax treatment of corporations may be different.



TRANSACTION DETAILS

The Funds are open for business each day the New York Stock Exchange (NYSE) is open. Each class of shares of the Fund normally calculates its NAV (and offering price for Class A shares) as of the close of business of the NYSE, normally 4 p.m. Eastern time. Each Fund's assets are valued on the basis of valuations obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. Note that a Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. The Fund will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you want the ability to redeem and exchange by telephone, fill in the appropriate section of the application. If you have an existing account to which you wish to add this feature, call the Fund for a telephone redemption application. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail or by using your financial advisor.

The Funds reserve the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions " on page 28. Purchase orders may be refused if, in TMC's opinion, they would disrupt management of a Fund.

When you place an order to buy shares, your order will be processed at the next share price calculated after your order is received. If you open or add to your account yourself rather than through your financial advisor please note the following:

 * All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
 * The Funds do not accept cash.
 * If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions that have entered sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to accept on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is accepted by the authorized broker or its designee.

The minimum account size is $1,000. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. The Fund will notify the shareholder before performing the redemption.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received in proper form. (Except that a CDSC will be deducted from Class C shares within one year of purchase and a CDSC of 1/2 of 1% will be deducted from redemptions of Class A shares within one year of purchase where no sales charge was imposed on the purchase because it exceeded $1,000,000). Note the following:

 * Consult your financial advisor for procedures governing redemption through his or her firm.
 * If you redeem by mail the proceeds will normally be mailed to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to 7 days to pay you.
 * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call.
 * Each Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.
 * Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
 * No interest or earnings will accrue or be paid on amounts represented by uncashed distribution or redemption checks.
 * To the extent consistent with state and federal law, a Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

EXCHANGE RESTRICTIONS

As a shareholder you have the privilege of exchanging Class A shares of the Funds for Class A shares of other Thornburg Funds. However, you should note the following:

 * The Fund you are exchanging into must be registered for sale in your state.
 * You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
 * Before exchanging into a Fund, read its prospectus.
 * If you exchange Class A shares into a Fund with a higher sales charge, you may have to pay the percentage-point difference between that Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2.5% on your shares and you exchange them into a Fund with a 4.5% sales charge, you would pay an additional 2% sales charge.
 * Exchanges may have tax consequences for you.
 * Because excessive trading can hurt performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
 * Each Fund reserves the right to refuse exchange purchases by any person or group if, in TMC's judgement, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
 * Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

Although a Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

ORGANIZATION OF THE FUNDS

Each of the Limited Term Municipal Funds are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized as a diversified, open-end management investment company. The Limited Term Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc., under the supervision of the Board of Directors of Thornburg Limited Term Municipal Fund, Inc. (the "Company" ). The Company currently offers two series of stock, referred to in this Prospectus as Limited Term National Fund and Limited Term California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

Each of the Intermediate Municipal Funds are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration" ). Each of the single-state Intermediate Funds is a non-diversified series of the Trust, and the Intermediate Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc. under the supervision of the Trust's Trustees. The Trust currently has 13 authorized Funds, ten of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share this Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.



    INVESTMENT ADVISER AND MANAGEMENT FEES

The Funds are managed by Thornburg Management Company, Inc. (TMC). TMC performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that TMC will select investments for the Fund, monitor those investments and the markets generally, and perform related services. TMC also performs administrative services specific to each class of shares of each Fund under an Administrative Services Agreement which requires that TMC will supervise, administer and perform certain administrative services necessary for the maintenance of each class' shareholders. TMC's services to the Limited Term Municipal Funds are supervised by the Directors of Thornburg Limited Term Municipal Fund, Inc., and TMC's services to the Intermediate Municipal Funds are supervised by the Trustees of Thornburg Investment Trust.

For each of the Funds, TMC receives a management fee and an administrative services fee, computed according to the following scales and paid monthly as a percentage of each Fund's average daily net assets.


                              Limited Term             Intermediate Term     All Funds
                              Municipal Funds          Municipal Funds       Annual
Net Assets                    Annual Investment        Annual Investment     Administrative
                              Management Fee           Management Fee        Fee
----------                    -----------------        -----------------     --------------
0 to $500 million              .50%                     .50%                  .125%
$500 million to $1 billion     .40%                     .45%                  .125%
$1 billion to $1.5 billion     .30%                     .40%                  .125%
$1.5 billion to $2 billion     .25%                     .35%                  .125%
Over $2 billion                .225%                    .275%                 .125%


    For the most recent fiscal year of Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund, ended June 30, 1998, the investment management fee percentage was .45%, .50% and .50%, respectively. For the most recent fiscal year of Intermediate National fund, Intermediate New Mexico Fund and Intermediate Florida Fund, ended September 30, 1998, the investment management fee percentage was .50% for each Fund.

TMC was established in 1982. Today, the Thornburg Funds include Thornburg Value Fund, Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund in addition to the Funds covered by this Prospectus. The Thornburg Funds total over $1.8 billion in assets. Thornburg Management Company Inc. is known as a provider of conservative investment products. For more than a decade the Thornburg Funds have been committed to preserving and increasing the real wealth of their shareholders. The key to growing real wealth is increasing buying power after taxes, inflation, and investment related expenses.

    Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for each of the Fund portfolios.
 Mr. McMahon has managed municipal bond portfolios for TMC since 1984 and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Funds.

TMC may, from time to time, agree to waive its fees or to reimburse any Fund for expenses above a specified percentage of average daily net assets. TMC retains the ability to be repaid by the Fund receiving these reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers and expense reimbursements will increase a Fund's yield, and repayment of waivers or reimbursements will lower the Fund's yield.

    In addition to TMC's fees, each Fund will pay all other costs and expenses of its operations. Funds will not bear any costs of sales or promotion incurred in connection with the distribution of their shares, except as provided for under the service and distribution plans applicable to each Fund class, as described above under "Your Account - Buying Fund Shares."

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds.

H. Garrett Thornburg, Jr. a Trustee and President of the Trust and a Director and Chairman of the Company, is the controlling stockholder of both TMC and TSC.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McGladrey & Pullen, LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                                            ---------------------------------------------------------------------------------------
                                                            CLASS A                                        CLASS C
                                            ------------------------------------------   ------------------------------------------
                                                                                                                    Period
                                                                                                                     from
                                                                                                                    9/1/94 <F(a)>
                                            Year Ended June 30:                           Year Ended June 30:         to
                                             1998     1997     1996     1995      1994     1998     1997     1996    6/30/95
                                            ------   ------   ------   ------    ------   ------   ------   ------   -------
Net Asset Value, Beginning of Period        $13.44   $13.35   $13.37   $13.27    $13.59   $13.46   $13.37   $13.40   $13.29

Income from Investment Operations:
Net Investment Income                          .61      .62      .63      .64       .63      .55      .57      .57      .46
Net Gains (or Losses) on Securities            .06      .09     (.02)     .10      (.32)     .07      .09     (.03)     .11
   (Realized and Unrealized)                ------   ------   ------   ------    ------   ------   ------   ------   ------
Total from Investment Operations               .67      .71      .61      .74       .31      .62      .66      .54      .57

Less Distributions:
Dividends (from Net Investment Income)        (.61)    (.62)    (.63)    (.64)     (.63)    (.55)    (.57)    (.57)    (.46)
Distributions (from Capital Gains)             -        -        -        -         -        -        -        -        -
Total Distributions                           (.61)    (.62)    (.63)    (.64)     (.63)    (.55)    (.57)    (.57)    (.46)

Net Asset Value, End of Period              $13.50   $13.44   $13.35   $13.37    $13.27   $13.53   $13.46   $13.37   $13.40

Total Return <FN(b)>                          5.05%    5.46%    4.60%    5.76%     2.25%    4.70%    5.02%    4.05%    4.25%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)  $836,947  837,621  917,831  931,987 1,030,293  $22,729   19,475   15,948    6,469
Ratio of Expenses to Average Net Assets      (0.97)%  (0.96)%  (0.97)%  (0.97)%   (0.95)%  (1.38)%  (1.38)%  (1.41)%  (1.60)%<F(c)>
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.50%    4.65%    4.66%    4.86%     4.60%    4.08%    4.24%    4.22%    4.22%<F(c)>
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (0.97)%  (0.96)%  (0.97)%  (0.97)%   (0.95)%  (1.45)%  (1.86)%  (1.63)%  (1.84)%<F(c)>
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      24.95%   23.39%   20.60%   23.02%    15.63%   24.95%   23.39%   20.60&   23.02%

--------------------------------------
THORNBURG LIMITED TERM CALIFORNIA FUND
--------------------------------------
                                            ---------------------------------------------------------------------------------------
                                                            CLASS A                                        CLASS C
                                            ------------------------------------------   ------------------------------------------
                                                                                                                    Period
                                                                                                                     from
                                                                                                                    9/1/94 <F(a)>
                                            Year Ended June 30:                           Year Ended June 30:         to
                                             1998     1997     1996     1995      1994     1998     1997     1996    6/30/95
                                            ------   ------   ------   ------    ------   ------   ------   ------   -------
Net Asset Value, Beginning of Period        $12.75   $12.64   $12.61   $12.57    $12.85   $12.76   $12.65   $12.62   $12.55

Income from Investment Operations:
Net Investment Income                          .55      .57      .58      .58       .58      .50      .52      .53      .42
Net Gains (or Losses) on Securities            .15      .11      .03      .04      (.28)     .15      .11      .03      .07
   (Realized and Unrealized)                ------   ------   ------   ------    ------   ------   ------   ------   ------
Total from Investment Operations               .70      .68      .61      .62       .30      .65      .63      .56      .49

Less Distributions:
Dividends (from Net Investment Income)        (.55)    (.57)    (.58)    (.58)     (.58)    (.50)    (.52)    (.53)    (.42)
Distributions (from Capital Gains)             -        -        -        -         -        -        -        -        -
Total Distributions                           (.55)    (.57)    (.58)    (.58)     (.58)    (.50)    (.52)    (.53)    (.42)

Net Asset Value, End of Period              $12.90   $12.75   $12.64   $12.61    $12.57   $12.91   $12.76   $12.65   $12.62

Total Return <FN(b)>                          5.57%    5.47%    4.94%    5.12%     2.37%    5.14     5.06%    4.46%    3.98%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)  $122,231   94,253   94,379   98,841   111,723   $7,843    5,882    2,444      790
Ratio of Expenses to Average Net Assets      (1.00)%  (1.00)%  (1.00)%  (1.00)%   (1.00)%  (1.40)%  (1.40)%  (1.43)%  (1.63)%<F(c)>
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.25%    4.47%    4.59%    4.69%     4.51%    3.85%    4.06%    4.16%    4.07%<F(c)>
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (1.04)%  (1.03)%  (1.05)%  (1.04)%   (1.03)%  (1.60)%  (2.15)%  (2.92)%  (3.21)%<F(c)>
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      21.21%   20.44%   22.68%   18.54%    15.26%   22.21%   20.44%   22.68&   18.54%


------------------------------------
THORNBURG INTERMEDIATE NATIONAL FUND
------------------------------------
                                            ---------------------------------------------------------------------------------------
                                                            CLASS A                                        CLASS C
                                            ------------------------------------------   ------------------------------------------
                                                                                                                            Period
                                                                                                                             from
                                                                                                                            9/1/94
                                                                                                                            <F(a)>
                                            Year Ended September 30:                       Year Ended September 30:           to
                                             1998     1997     1996     1995     1994     1998     1997     1996     1995  9/30/94
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------ -------
Net Asset Value, Beginning of Period        $13.46   $13.23   $13.18   $12.73   $13.47   $13.48   $13.24   $13.20   $12.73  $12.91

Income from Investment Operations:
Net Investment Income                          .63      .66      .68      .68      .67      .58      .61      .63      .60     .05
Net Gains (or Losses) on Securities            .30      .23      .05      .45     (.72)     .29      .24      .04      .47    (.18)
   (Realized and Unrealized)                ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Total from Investment Operations               .93      .89      .73     1.13     (.05)     .87      .85      .67     1.07    (.13)

Less Distributions:
Dividends (from Net Investment Income)        (.63)    (.66)    (.68)    (.68)    (.67)    (.58)    (.61)    (.63)    (.60)   (.05)
Distributions (from Capital Gains)             -        -        -        -       (.02)     -        -        -        -       -
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Total Distributions                           (.63)    (.66)    (.68)    (.68)    (.69)    (.58)    (.61)    (.63)    (.60)   (.05)

Net Asset Value, End of Period              $13.76   $13.46   $13.23   $13.18   $12.73   $13.77   $13.48   $13.24   $13.20  $12.73

Total Return <FN(b)>                          7.08%    6.90%    5.64%    9.16%   (0.38)%   6.57     6.55%    5.14%    8.60%  (0.97)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)  $368,108  309,293  246,128  227,881  207,718  $20,852   11,292    7,586    4,001     139
Ratio of Expenses to Average Net Assets      (1.00)%  (1.00)%  (1.00)%  (1.00)%   (.95)%  (1.40)%  (1.40)%  (1.40)%  (1.66)% (1.76)%
   (After Expense Reimbursements)                                                                                             <F(c)>
Ratio of Net Income to Average Net Assets     4.65%    4.96%    5.12%    5.31%    5.23%    4.23%    4.55%    4.73%    4.62%   4.51%
   (After Expense Reimbursements)                                                                                             <F(c)>
Ratio of Expenses to Average Net Assets      (1.04)%  (1.05)%  (1.09)%  (1.08)%  (1.05)%  (1.53)%  (1.99)%  (1.97)%  (2.35)% (1.76)%
   (Before Expense Reimbursements)                                                                                            <F(c)>

Portfolio Turnover Rate                      16.28%   15.36%   12.64%   32.20%   27.37%   16.28%   15.36%   12.64%   32.20%  27.37%

--------------------------------------
THORNBURG INTERMEDIATE NEW MEXICO FUND
--------------------------------------
                                            ------------------------------------------
                                                            CLASS A
                                            ------------------------------------------
                                            Year Ended September 30:
                                             1998     1997     1996     1995     1994
                                            ------   ------   ------   ------   ------
Net Asset Value, Beginning of Period        $13.28   $13.09   $13.12   $12.72   $13.36

Income from Investment Operations:
Net Investment Income                          .62      .64      .63      .60      .60
Net Gains (or Losses) on Securities            .17      .19     (.03)     .40     (.63)
   (Realized and Unrealized)                ------   ------   ------   ------   ------
Total from Investment Operations               .79      .83      .60     1.00     (.03)

Less Distributions:
Dividends (from Net Investment Income)        (.62)    (.64)    (.63)    (.60)    (.60)
Distributions (from Capital Gains)             -        -        -        -        -
                                            ------   ------   ------   ------   ------
Total Distributions                           (.62)    (.64)    (.63)    (.60)    (.60)

Net Asset Value, End of Period              $13.45   $13.28   $13.09   $13.12   $12.72

Total Return <FN(b)>                          6.08%    6.51%    4.68%    8.10%   (0.26)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)  $153,118  145,850  131,307  136,742  143,910
Ratio of Expenses to Average Net Assets      (1.00)%  (1.00)%  (1.00)%  (1.00)%   (.90)%
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.64%    4.88%    4.81%    4.71%    4.85%
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (1.02)%  (1.05)%  (1.07)%  (1.06)%  (1.04)%
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      13.74%   10.06%   10.88%   17.06%    6.87%




-----------------------------------
THORNBURG INTERMEDIATE FLORIDA FUND
-----------------------------------
                                            ------------------------------------------
                                                            CLASS A
                                            ------------------------------------------
                                                                                Period
                                                                                 from
                                                                                2/01/94
                                                                                 <F(a)>
                                            Year Ended September 30:              to
                                             1998     1997     1996     1995    9/30/94
                                            ------   ------   ------   ------   -------
Net Asset Value, Beginning of Period        $12.14   $11.88   $11.83   $11.54   $12.06

Income from Investment Operations:
Net Investment Income                          .56      .56      .57      .63      .40
Net Gains (or Losses) on Securities            .23      .26      .05      .29     (.52)
   (Realized and Unrealized)                ------   ------   ------   ------   ------
Total from Investment Operations               .79      .82      .62      .92     (.12)

Less Distributions:
Dividends (from Net Investment Income)        (.56)    (.56)    (.57)    (.63)    (.40)
Distributions (from Capital Gains)             -        -        -        -        -
                                            ------   ------   ------   ------   ------
Total Distributions                           (.56)    (.56)    (.57)    (.63)    (.40)

Net Asset Value, End of Period              $12.37   $12.14   $11.88   $11.83   $11.54

Total Return <FN(b)>                          6.62%    7.04%    5.37%    8.22%   (0.95)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)   $28,091   24,663   19,501   14,822    8,076
Ratio of Expenses to Average Net Assets       (.98)%   (.83)%   (.61)%   (.38)%   (.25)%
   (After Expense Reimbursements)                                                 <F(c)>
Ratio of Net Income to Average Net Assets     4.54%    4.65%    4.80%    5.41%    5.09%
   (After Expense Reimbursements)                                                 <F(c)>
Ratio of Expenses to Average Net Assets      (1.11)%  (1.13)%  (1.34)%  (1.44)%  (1.95)%
   (Before Expense Reimbursements)                                                <F(c)>

Portfolio Turnover Rate                      70.91%   51.48%   77.12%   89.60%   19.94%
-----------------------------------
THORNBURG INTERMEDIATE NEW YORK FUND
-----------------------------------
                                            --------
                                            CLASS A
                                            --------
                                            Period
                                             from
                                            9/04/97
                                            <F(a)>
                                              to
                                            6/30/98
                                            -------
Net Asset Value, Beginning of Period        $12.50

Income from Investment Operations:
Net Investment Income                          .52
Net Gains (or Losses) on Securities            .21
   (Realized and Unrealized)                ------
Total from Investment Operations               .73

Less Distributions:
Dividends (from Net Investment Income)        (.52)
Distributions (from Capital Gains)             -
                                            ------
Total Distributions                           (.52)

Net Asset Value, End of Period              $12.71

Total Return <FN(b)>                          5.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)   $25,472
Ratio of Expenses to Average Net Assets       (.78)%<F(c)>
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.90%<F(c)>
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (1.19)%<F(c)>
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      42.27%


<F(a)> Commencement of operations.
<F(b)> Sales charges are not reflected in computing total return, which is not annualized for periods less than one year.
<F(c)> Annualized.


ADDITIONAL INFORMATION

Reports to Shareholders
Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Custodian and Transfer Agent
The custodian of each Fund's assets is State Street Bank & Trust Co. National Financial Data Services is the transfer agent for the Funds and performs bookkeeping, data processing and administrative services incident to the maintenance of shareholder accounts.

General Counsel
Legal matters in connection with the issuance of shares of the Funds are passed upon by White, Koch, Kelly & McCarthy, Professional Association, Post Office Box 787, Santa Fe, New Mexico 87504-0787.

                            INVESTMENT ADVISER
                    Thornburg Management Company, Inc.
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                               DISTRIBUTOR
                     Thornburg Securities Corporation
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                                 AUDITOR
                         McGladrey & Pullen, LLP
                             555 Fifth Avenue
                         New York, New York 10017

                                CUSTODIAN
                      State Street Bank & Trust Co.
                          Boston, Massachusetts

                              TRANSFER AGENT
                      State Street Bank & Trust Co.
                         c/o NFDS Servicing Agent
                          Post Office Box 419017
                     Kansas City, Missouri 64141-6017

<OUTSIDE BACK COVER>
    The current Statement of Additional Information (SAI) for each of the Funds includes additional information about the Funds, and additional information about each Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

Shareholder inquiries and requests for copies of the Funds' SAI, annual and semiannual reports, and other Fund information may be made to Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. SAIs and annual and semiannual reports are furnished at no charge.

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-6009.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

                                  <logo>
                              Thornburg Funds
                         Investing With Integrity
               Thornburg Securities Corporation, Distributor
            119 East Marcy Street, Santa Fe, New Mexico  87501
                              (800) 847-0200
            www.thornburg.com   email: postmaster@thornburg.com

Securities and Exchange Commission Investment Company Act of 1940 file numbers:
     Thornburg Investment Trust:  811-05201
     Thornburg Limited Term Municipal Fund, Inc.:  811-4302


<OUTSIDE FRONT COVER>

THORNBURG FUNDS
Institutional Class Shares

Prospectus
    February 1, 1999

Limited Term National Fund and Limited Term California Fund are separate investment portfolios of Thornburg Limited Term Municipal Fund, Inc. and Intermediate National Fund, Government Fund and Income Fund are separate investment portfolios of Thornburg Investment Trust. Value Fund is also a separate investment portfolio of Thornburg Investment Trust.



                            MUNICIPAL FUNDS
         Thornburg Limited Term Municipal Fund National Portfolio
                      ("Limited Term National Fund")
        Thornburg Limited Term Municipal Fund California Portfolio
                     ("Limited Term California Fund")
                Thornburg Intermediate Municipal Fund
                  ("Intermediate National Fund")

                           TAXABLE INCOME FUNDS
     Thornburg Limited Term U. S. Government Fund ("Government Fund")
            Thornburg Limited Term Income Fund ("Income Fund")

                          THORNBURG VALUE FUND
                   Thornburg Value Fund ("Value Fund")



These securities have not been approved or disapproved by the securities and exchange commission or any state securities commission nor has the securities and exchange commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the federal deposit insurance corporation, the federal reserve board, or any government agency.

NOT FDIC-                                          MAY LOSE VALUE
INSURED                                         NO BANK GUARANTEE

                              TABLE OF CONTENTS

               __   Limited Term National Fund
                      Investment Goals
                      Principal Investment Strategies
                      Principal Risks of Investing of the Fund
                      Past Performance of the Fund
                      Fees and Expenses
               __   Limited Term California Fund
                      Investment Goals
                      Principal Investment Strategies
                      Principal Risks of Investing of the Fund
                      Past Performance of the Fund
                      Fees and Expenses
               __   Intermediate National Fund
                      Investment Goals
                      Principal Investment Strategies
                      Principal Risks of Investing of the Fund
                      Past Performance of the Fund
                      Fees and Expenses
               __   Government Fund
                      Investment Goals
                      Principal Investment Strategies
                      Principal Risks of Investing of the Fund
                      Past Performance of the Fund
                      Fees and Expenses
               __   Income Fund
                      Investment Goals
                      Principal Investment Strategies
                      Principal Risks of Investing of the Fund
                      Past Performance of the Fund
                      Fees and Expenses
               __   Value Fund
                      Investment Goals
                      Principal Investment Strategies
                      Principal Risks of Investing of the Fund
                      Past Performance of the Fund
                      Fees and Expenses
               __   Fund Performance and Index Comparisons
               __   Additional Information About Fund Investments
               __   Your Account - Buying Fund Shares
               __   Selling Fund Shares
               __   Investor Services
               __   Dividends and Distributions
               __   Taxes
               __   Organization of the Funds
               __   Investment Adviser
               __   Financial Highlights
               __   Additional Information





Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. The Fund may invest up to 20% of its net assets in taxable securities which produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase.
 The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



Past Performance of the Fund
-----------------------------

The following information shows how the Fund's investment results vary. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown, and the average annual total return figures compare Class I share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance.

<The following are presented as bar graphs in the Prospectus>
Limited Term National Fund Annual Total Returns Class I Shares
----------------------------------------------------------------
15%

10%

 5% 5.81   5.86

 0%

-5
    1998   1997

Highest quarterly results for time period shown: 2.20% (quarter ended
9/30/96).
Lowest quarterly results for time period shown: 0.51% (quarter ended
3/31/97).

Limited Term National Fund Average Annual Total Returns
Class I Shares (periods ending 12/31/98)
-----------------------------------------------------
                                   Inception
                         One Year  (7/5/96)
                         --------  ---------
    Class I Shares         5.85%     6.49%
    Lehman Bond Index      ____%     ____%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a                    none
   percentage of the lesser of redemption
   proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Limited Term National Fund
------------------------------------
     Management Fee                             .45%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .21%
                                                ----
           Total Annual Operating Expenses      .66%

Expenses reflect rounding, and amounts are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the other expenses, so that actual other expenses are .15% and the actual total Fund operating expenses for Class I shares are .60%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $68     $212     $370     $829

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $68     $212     $370     $829



Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by California state and California state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc.
(TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its assets in obligations originating in California or issued by United States territories and possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in Municipal obligations originating in California. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



Past Performance of the Fund
-----------------------------

The following information shows how the Fund's investment results vary. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown, and the average annual total return figures compare Class I share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance.

<The following is presented as a bar graph in the Profile>
Limited Term California Fund Annual Total Returns Class I Shares
----------------------------------------------------------------
15%


10%

 5%  5.25

 0%

-5%
     1998

Highest quarterly results for time period shown: 2.38% (quarter ended
9/30/98).
Lowest quarterly results for time period shown: 0.64% (quarter ended
12/31/98).

Limited Term California Fund Average Annual Total Returns
Class I Shares
---------------------------------------------------------
                                            Since Inception
                                One Year       (4/1/97)
                                --------     --------------
          Class I Shares          5.85%         7.16%
          Lehman Bond Index       ____%         ____%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a                    none
   percentage of the lesser of redemption
   proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Limited Term California Fund
------------------------------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .42%
                                                ----
           Total Annual Operating Expenses      .92%

Expenses reflect rounding, and amounts are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the other expenses, so that actual other expenses are .15% and the actual total Fund operating expenses for Class I shares are .65%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $94     $295     $513     $1,142

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $94     $295     $513     $1,142




Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations.
As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. When interest rates decline, the value of the Fund's investments increases. Dividends also will vary over time. During periods of declining interest rates the Fund's dividends similarly decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



Past Performance of the Fund
-----------------------------

The following information shows how the Fund's investment results vary. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown, and the average annual total return figures compare Class I share performance to the Merrill Lynch Municipal Bond (7-12 year) Index, a broad measure of market performance.

<The following is presented as a bar graph in the Profile>
Intermediate National Fund Annual Total Returns Class I Shares
----------------------------------------------------------------
15%

10%
             7.38
 5%  5.79

 0%

-5%
     1998    1997

Highest quarterly results for time period shown: 3.11% (quarter ended
9/30/96).
Lowest quarterly results for time period shown: 0.28% (quarter ended
3/31/97).

Intermediate National Fund Average Annual Total Returns
Class I Shares (periods ending 12/31/98)
---------------------------------------------------------
                                            Since Inception
                                One Year       (7/5/96)
                                --------     --------------
          Class I Shares          6.83%         8.20%
          Merrill Index           ____%         ____%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a                    none
   percentage of the lesser of redemption
   proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Intermediate National Fund
----------------------------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .29%
                                                ----
           Total Annual Operating Expenses      .79%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the other expenses, so that actual other expenses are .25% and the actual total Fund operating expenses for Class I shares are
 .75%.  TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $81     $254     $442     $987

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares      $81     $254     $442     $987



Limited Term U.S. Government Fund

Investment Goals
-----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of The Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

Thornburg Management Company, Inc. (TMC) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon general economic and financial trends such as domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analyses.

Government Fund will invest at least 65% of its total assets in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, and will invest at least 80% of its total assets in such obligations and in readily marketable participations in such obligations or in repurchase agreements secured by such obligations. Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities, neither the Fund's net asset value nor its dividends are so guaranteed.

Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of one billion dollars or more, or (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. When interest rates decline, the value of the Fund's investments increases. Dividends also will vary over time. Value changes in response to interest rate changes may be more pronounced for mortgage backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return, and may reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities which cannot be prepaid.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of these securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will move up and down as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.



Past Performance of the Fund
-----------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class I shares have been different in each full year shown, and the average annual total return figures compare Class I share performance to the Lehman Intermediate Government Bond Index, a broad measure of market performance.

<The following are presented as bar graphs in the Prospectus>
Limited Term U.S. Government Fund Annual Total Returns Class I Shares
----------------------------------------------------------------------
15%

10%
    7.29   6.97
 5%

 0%

-5
    1998   1997

Highest quarterly results for time period shown: 3.84% (quarter ended
9/30/98).
Lowest quarterly results for time period shown: 0.21% (quarter ended
12/31/98).

Government Fund Average Annual Total Returns
Class I Shares (periods ending 12/31/98)
---------------------------------------------

                                   Inception
                         One Year  (7/5/96)
                         --------  ---------
    Class I Shares         7.29%     7.63%
    Lehman Bond Index      8.49%     8.26%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a                    none
   percentage of the lesser of redemption
   proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Government Fund
----------------
     Management Fee                             .38%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .80%
                                                ----
           Total Annual Operating Expenses     1.18%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the other expenses, so that actual other expenses are .22% and the actual total Fund operating expenses for Class I shares are .60%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $121    $377     $654     $1,446

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $121    $377     $654     $1,446



Limited Term Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority of the Fund's shareholders.

Principal Investment Strategies
------------------------------

Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon general economic and financial trends such as domestic and international economic development, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analyses. The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund will invest at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated investment grade, or if not rated, judged to be of comparable quality by TMC. Debt securities the Fund may purchase include corporate debt obligations, mortgage backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when TMC anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. When interest rates decline, the value of the Fund's investments increases. Value changes in response to interest rate changes may be more pronounced for mortgage and asset backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return, and may reduce the Fund's share price because the value of those securities may depreciate or may not appreciate as rapidly as debt securities which cannot be prepaid.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of these Securities. Additionally, foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will move up and down as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.



Past Performance of the Fund
-----------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class I shares have been different in each full year shown, and the average annual total return figures compare Class I share performance to the Lehman Intermediate Corporate Bond Index, a broad measure of market performance.

<The following are presented as bar graphs in the Prospectus>
Limited Term Income Fund Annual Total Returns Class I Shares
----------------------------------------------------------------------
15%

10%
     6.72
 5%        5.91

 0%

-5
    1998   1997

Highest quarterly results for time period shown: 3.97% (quarter ended
9/30/86).
Lowest quarterly results for time period shown: (0.56)% (quarter ended
3/31/97).

Limited Term Income Fund Average Annual Total Returns
Class I Shares (periods ending 12/31/98)
------------------------------------------------------

                                   Inception
                         One Year  (7/5/96)
                         --------  ---------
    Class I Shares         6.72%     8.06%
    Lehman Bond Index      8.45%     8.26%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a                    none
   percentage of the lesser of redemption
   proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Government Fund
----------------
     Management Fee                             .50%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .69%
                                                ----
           Total Annual Operating Expenses     1.19%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the other expenses, so that actual other expenses are .19% and the actual total Fund operating expenses for Class I shares are .69%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $122    $381     $660     $1,458

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $122    $381     $660     $1,458



Thornburg Value Fund

Investment Goals of Value Fund
------------------------------

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. This goal is a fundamental policy of the Fund and may be changed only with shareholder approval. The secondary, nonfundmental goal of the Fund is to seek some current income.

Principal Investment Strategies of Value Fund
-------------------------------------------

Value Fund expects to invest primarily in domestic equity securities selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities, domestic debt securities and securities that are not currently paying dividends, which in the opinion of the Fund's investment adviser offer prospects for capital appreciation or income.

The Fund's investment adviser, Thornburg Management Company, Inc. (TMC) intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Fund's principal focus will be on traditional value stocks. However, the portfolio may include stocks and other securities that in TMC's opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily reflects a bias towards stocks or industries when those stocks or industries are depressed, reflecting unfavorable market perceptions of company or industry fundamentals. TMC believes that investments in undervalued stocks, in addition to offering potential capital appreciation, will help limit loss in adverse markets. TMC anticipates that the Fund ordinarily will have a weighed average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.

TMC primarily uses individual company and industry analysis to make investment decisions. The Fund typically makes equity investments in the following three types of companies:

Companies which, in TMC's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power. This type of company is often cyclical, and generally does well when the economy or its industry is doing well. TMC's judgment in evaluating these companies will likely be contrary to the popular perception of the moment.

Consistent growth companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and show steady earnings and dividend growth. These companies may have less risk because of their financial strength, high profitability and dominant industry position.

Rapidly growing companies that in TMC's opinion are in the process of establishing a leading position in a product, service or market and which TMC expects will grow, or continue to grow, at an above average rate. Under normal conditions the proportion of the Fund invested in companies of this type will be modest.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing counties).

Debt securities will be considered for investment when TMC believes them to be more attractive than equity alternatives. When analyzing debt securities, TMC will ordinarily consider the issuer's overall financial strengths as well as prevailing market conditions for debt securities as opposed to equities.

Principal Investment Risks of Value Fund
---------------------------------------

The value of the Fund's investments varies from day to day, generally reflecting changes in market conditions, political and economic news, interest rates, dividends and specific corporate developments. The value of the Fund's investments can be reduced by unsuccessful investment strategies and risks affecting foreign securities. Principal foreign investment risks are changes in currency exchange rates which may adversely affect the Fund's investments, economic and political instability, confiscation, inability to sell foreign investments, and reduced legal protections for investments. Debt securities owned by the Fund may decrease in value because of interest rate increases, defaults, or downgrades by rating agencies. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



Past Performance of the Fund
-----------------------------

The following information shows how the Fund's investment results vary.
The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Standard & Poor's Composite Index of 500 Stocks, a broad measure of market performance. The returns reflected in the bar chart and in the table below are for a class of shares that is not offered in this Prospectus but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class I shares do not have the same expenses. Value Fund commenced its offering of Class A shares on October 2, 1995 and commenced offering Class I shares on November 2, 1998.

<The following are presented as bar graphs in the Prospectus>
Value Fund Annual Total Returns Class A Shares
-------------------------------------------------
40%
                    37.82
30%         33.70

20%  22.25

10%

 0%
     1998   1997   1996

Highest quarterly results for time period shown: 19.98% (quarter ended
12/31/98).
Lowest quarterly results for time period shown: (13.59)% (quarter ended
9/30/98).

Value Fund Average Annual Total Returns
Class A Shares (periods ending 12/31/98)
-----------------------------------------
                                     Since
                                   Inception
                         One Year  (10/2/95)
                         --------  ---------
    Class A Shares        16.73%     26.39%
    Standard & Poor's
    500 Index             28.55%     28.03%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases              none
  (as a percentage of offering price)

Maximum Deferred Sales Charge (Load) (as a                    none
   percentage of the lesser of redemption
   proceeds or original offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Value Fund
-----------
     Management Fee                             .88%
     Distribution and Service (12b-1) Fees      .00%
     Other Expenses                             .11%
                                                ----
           Total Annual Operating Expenses      .99%

Expenses reflect rounding. Other expenses are estimated.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $102    $317     $551     $1,225

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class I Shares     $102    $317     $551     $1,225





FUND PERFORMANCE AND INDEX COMPARISONS





The following graphs compare how $10,000 would have appreciated if invested in shares of the named Fund, a broad based securities market index, and the Consumer Price Index, a general measure of inflation. The figures accompanying each graph shows average annual total return for the Fund for the designated periods.

    Comparison of Fund performance to widely used indices is imperfect, because the indices do not reflect the laddered maturity strategy each of the fixed income Funds uses. Each index shown attempts to model the total return of a constant maturity bond portfolio, including bonds from throughout the United States. Each index also assumes no trading costs for buying and selling bonds, no custodial or accounting costs, and coupons are immediately reinvested at no transactional cost. Consequently, the reader should remain aware of the inherent limitations in comparing a theoretical index to actual results of a Fund portfolio. No data is given for Value Fund, which commenced its offering of Class I shares on November 2, 1998.

    Management Discussion of Fund Performance. Limited Term, National Fund, Limited Term California Fund, Intermediate National Fund, Government Fund and Income Fund.

    In general, interest rates have continued, with some fluctuations, to decline over the one-year period ended September 30, 1998. Interest rates have dropped more for intermediate-term bonds than for short-term bonds or long-term bonds, leading to a flatter yield curve. For instance, 30-year treasury bond yields fell 1.43% to 4.97% while five-year bond yields fell 1.76% to 4.21% and one-year bond yields dropped 1.03% to 4.39%.

The municipal bond market, facing the largest volume of supply in several years, has underperformed the treasury bond market. Thirty-year AA-rated municipal bond yields declined by 0.38% to 4.89% over the one-year period ended September 30, 1998. Meanwhile, five-year AA-rated municipal yields declined by 0.44% to 3.88% and ten-year AA-rated municipal bond yields declined by 0.45% to 4.25%. These yield declines have caused price increases of 1.61% and 3.34% for the five-year and ten-year bonds, respectively. Over the same one-year period, the net asset values of Limited Term National and California Portfolios have increased 0.97% and 1.68%, respectively. The net asset values of the Intermediate National Fund has similarly increased by 2.30%. While the net asset values of all the Funds rose over the period described, the dividend yields of all declined slightly. If interest rates continue to fall, the net asset values of all the Funds should continue to rise, but the dividend yields would be expected to decrease.

Limited Term National Fund
--------------------------
Index Comparison

Compares performance of the Limited Term National Fund Class I shares, the Lehman 5-year General Obligation Bond Index and the Consumer Price Index for the period July 5, 1996 to June 30, 1998. On June 30, 1998 the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.1 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.


        <This appears as a graph in the prospectus.>
            FUND        Lehman       CPI
          I Shares      5 Yrs.
          --------    ---------   ---------
 7/5/96   $10,000     $10,000     $10,000
 7/31/96   10,119      10,066      10,030
 8/31/96   10,147      10,087      10,050
 9/30/96   10,220      10,163      10,080
10/31/96   10,285      10,257      10,110
11/30/96   10,382      10,400      10,141
12/31/96   10,386      10,384      10,171
 1/31/97   10,422      10,412      10,181
 2/28/97   10,489      10,486      10,212
 3/31/97   10,439      10,368      10,222
 4/30/97   10,475      10,420      10,232
 5/31/97   10,558      10,533      10,243
 6/30/97   10,642      10,626      10,253
 . . .

 9/30/97   10,838      10,858      10,314
12/31/97   10,995      11,058      10,356
 3/31/98   11,104      11,187      10,366
 6/30/98   11,229      11,301      10,428

I Shares Average Annual Total Return
One Year (12 mos. Ended 6/30/98):  5.52%
From Inception (7/5/96): 6.01%
6

Limited Term California Fund
----------------------------
Index Comparison

Compares performance of the Limited Term California Fund Class I shares, the Lehman 5-year General Obligation Bond Index and the Consumer Price Index for the period April 1, 1997 to June 30, 1998. On June 30, 1998 the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
            FUND        Lehman       CPI
          A Shares      5 Yrs.
          --------    ---------   ---------
 4/01/97  $10,000     $10,000     $10,000
 4/30/97   10,032      10,050      10,010
 5/31/97   10,127      10,160      10,020
 6/30/97   10,208      10,249      10,030
 7/31/97   10,360      10,434      10,050
 8/31/97   10,319      10,379      10,070
 9/30/97   10,408      10,473      10,090
10/31/97   10,440      10,536      10,111
11/30/97   10,481      10,570      10,121
12/31/97   10,586      10,665      10,131
 1/31/98   10,651      10,759      10,131
 2/28/98   10,683      10,772      10,141
 3/31/98   10,699      10,790      10,141
 4/30/98   10,673      10,739      10,161
 5/31/98   10,772      10,866      10,192
 6/30/98   10,813      10,900      10,202

I Shares Average Annual Total Return
One year (12 mos. Ended 6/30/98):  5.93%
From Inception (4/1/97): 6.47%

Intermediate National Fund
--------------------------
Index Comparison

    Compares performance of the Intermediate National Fund Class I shares, the Merrill Lynch Municipal Bond (7-12 Year) Index and the Consumer Price Index for the period July 5, 1996 to September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.4 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
            FUND       ML Muni
          I Shares    7-12 Yrs.      CPI
          --------    ---------    -------
 7/5/96    10,000      10,000       10,000
 7/31/96   10,164      10,107       10,030
 8/31/96   10,195      10,113       10,050
 9/30/96   10,311      10,206       10,080
10/31/96   10,404      10,324       10,110
11/30/96   10,521      10,486       10,141
12/31/96   10,497      10,464       10,171
 1/31/97   10,511      10,490       10,181
 2/28/97   10,590      10,568       10,212
 3/31/97   10,526      10,440       10,222
 4/30/97   10,589      10,497       10,232
 5/31/97   10,692      10,676       10,243
 6/30/97   10,804      10,787       10,253
 . . .

 9/30/97   11,040      11,116       10,314
12/31/97   11,271      11,403       10,356
 3/31/98   11,403      11,537       10,366
 6/30/98   11,553      11,702       10,428
 9/30/98   11,858      12,124       10,470

I Shares Average Annual Total Return
One year (12 mos. ended 9/30/98): 7.41%
From Inception (7/5/96):  7.91%

Government Fund
---------------
Index Comparison

    Compares performance of the Government Fund Class I shares, the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the period July 5, 1996 to September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.2 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
            FUND       Lehman        CPI
          I Shares    Government
          --------    ----------   ---------
 7/5/96    10,000      10,000       10,000
 7/31/96   10,116      10,031       10,030
 8/31/96   10,131      10,042       10,050
 9/30/96   10,245      10,172       10,080
10/31/96   10,385      10,338       10,110
11/30/96   10,501      10,463       10,141
12/31/96   10,464      10,407       10,171
 1/31/97   10,504      10,447       10,181
 2/28/97   10,525      10,463       10,212
 3/31/97   10,488      10,404       10,222
 4/30/97   10,588      10,521       10,232
 5/31/97   10,654      10,603       10,243
 6/30/97   10,755      10,694       10,253
 . . .

 9/30/97   10,989      10,968       10,314
12/31/97   11,194      11,243       10,356
 3/31/98   11,372      11,481       10,366
 6/30/98   11,542      11,693       10,428
 9/30/98   11,984      12,238       10,470

I Shares Average Annual Total Return
One year (12 mos. ended 9/30/98): 9.06%
From Inception (07/05/96):  8.42%

Income Fund
-----------
Index Comparison

    Compares performance of the Income Fund Class I shares, the Lehman Brothers Intermediate Government Corporate Bond Index, and the Consumer Price Index for the period July 5, 1996 to September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 4.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

         <In the prospectus, this table appears as a graph>
            FUND       Lehman         CPI
          I Shares    Government
          --------    ----------   ---------
 7/5/96   $10,000     $10,000      $10,000
 7/31/96   10,123      10,030       10,030
 8/31/96   10,230      10,038       10,050
 9/30/96   10,397      10,178       10,080
10/31/96   10,624      10,358       10,110
11/30/96   10,801      10,494       10,141
12/31/96   10,730      10,427       10,171
 1/31/97   10,720      10,468       10,181
 2/28/97   10,742      10,488       10,212
 3/31/97   10,670      10,415       10,222
 4/30/97   10,737      10,538       10,232
 5/31/97   10,857      10,626       10,243
 6/30/97   10,969      10,723       10,253
 . . .
 9/30/97   11,208      11,012       10,314
12/31/97   11,365      11,248       10,356
 3/31/98   11,540      11,523       10,366
 6/30/98   11,677      11,740       10,428
 9/30/98   12,047      12,266       10,470

I Shares Average Annual Total Return
One year (12 mos. ended 9/30/98): 7.49%
From Inception (07/05/96):  8.68%

    ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS



    Additional Information About the Municipal Funds' Investments

Municipal Obligations

Municipal Obligations are obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal Obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal Obligations may be subject to the alternative minimum tax or state income taxes. See "Taxes."

The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general money market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issues. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rates and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Variations in market value of Municipal Obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of its shares. Municipal Obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of Municipal Obligations may reduce the expected yield on invested funds, the net asset value of the Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. If interest rates have declined, reinvestment of the proceeds from the prepayment of Municipal Obligations may result in a lower yield to the Fund. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of Municipal Obligations when interest rates rise.

Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Variable Rate Securities; Inverse Floaters; and
Demand Instruments

Any Municipal Fund may purchase variable rate Municipal Obligations. These variable rate securities bear rates of interest that are adjusted periodically according to formulas intended to reflect market rates of interest, and these may include "inverse floaters," whose rates vary inversely with changes in market rates of interest. The values of inverse floaters will tend to be more volatile than fixed rate municipal securities having similar credit quality, redemption provisions, and maturity. None of the Municipal Funds will invest more than 10% of its total assets in securities whose rates vary inversely with changes in market rates of interest. Each Fund also may purchase variable rate demand instruments and also may purchase fixed rate municipal demand instruments either in the public market or privately from banks, insurance companies and other financial institutions. These instruments provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument.

Municipal Leases

Any of the Municipal Funds may invest in Municipal Leases. These obligations are used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a Municipal Lease held by a Fund, the Lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying Municipal Lease. Some Municipal Leases may be illiquid under certain circumstances, and TMC will evaluate the liquidity of each Municipal Lease upon its acquisition by a Fund and periodically while it is held.

    When Issued Transactions

Any of the Municipal Funds may purchase securities on a when-issued or forward delivery basis, for payment or delivery at a later date. The price and yield are generally fixed on the date of the purchase commitment. During the period between purchase and settlement, the market value of the security may be more or less than its purchase price.

    Special Risks Affecting Limited Term California Fund

Because Limited Term California Fund will purchase Municipal Obligations originating primarily in California, an investment in Limited Term California Fund may be riskier than an investment in either Limited Term National Fund or Intermediate National Fund, which purchase Municipal Obligations from throughout the United States. The California economy, although improving rapidly, is dependent upon the high technology industry, and somewhat dependent upon exports to Asia. If the current Asian economic slump continues or worsens, it could impair the ability of certain California state and municipal issuers to pay their obligations. Taxpayer initiatives, competitive forces, particularly in the electric utility industry, and reallocation of certain revenues previously available to county and local governments could reduce the revenue available to some California issuers. The Statement of Additional Information includes a more detailed discussion of California state fiscal matters.



    ADDITIONAL INFORMATION ABOUT THE TAXABLE INCOME FUNDS' INVESTMENTS



    U.S. Government Securities. Either Fund may purchase include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. The Government Fund also may purchase obligations issued by various U.S. government agencies when those obligations are more attractive investments. Some of these "agency obligations" are backed by the full faith and credit of the U.S. Government, but other agency obligations are supported by the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

    GNMA Certificates. Either taxable Income Fund may purchase assets in "GNMA" certificates issued by the Government National Mortgage Association. These certificates are mortgage-backed securities of the modified pass-through type, each of which evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the U.S. Government is pledged to the timely payment of amounts due for principal and interest by the GNMA on these certificates. Variations in interest rates and other factors may result in prepayment of some mortgages underlying these certificates, so that the resulting term of the certificates will change. During periods of rising interest rates, mortgage backed securities may have a greater risk of capital depreciation because of decreased prepayments and increased effective maturity, and during periods of declining interest rates these securities may have less potential for capital appreciation because of increased prepayments. The Funds' investment adviser continually will evaluate any investment in these certificates in light of market conditions and the Fund's policy of maintaining a portfolio normally having a dollar-weighted average maturity or estimated average life of not more than five years.

    Participations, CMOs. To facilitate its investment in any of the types of obligations which the Funds may acquire, a Fund may purchase "participations" in any of these obligations. Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying government credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, the Fund may acquire collateralized mortgage obligations ("CMOs"), which are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or, in the case of Income Fund, mortgage loans. A Fund will acquire a CMO when TMC believes that the CMO is more attractive than the underlying securities in pursuing the Fund's primary and secondary investment objectives. Participations and privately issued CMOs are not considered U.S. Government securities, and are not considered part of the 65% of the total assets of the Government Fund which will be invested in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    Repurchase Agreements. When a Fund purchases securities, it may enter into a repurchase agreement with the seller in which the seller agrees, at the time of sale, to repurchase the security at a mutually agreed-upon time and price. The price will include a margin of profit or return for the Fund. If the seller of the repurchase agreement enters a bankruptcy or other insolvency proceeding, or the seller fails to repurchase the underlying security as agreed, the Fund could experience losses, including loss of rights to the security. The Fund will not enter into a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in repurchase agreements maturing in more than seven days and other securities which are considered illiquid.

    Either Fund may enter into reverse repurchase agreements to obtain short-term liquidity. In such a transaction the Fund sells a security to a purchaser and agree to repurchase the security in the future. The Fund will enter into reverse repurchase agreements only with dealers, banks or recognized financial institutions. These agreements are subject to the risk that the underlying security will decline in value during the period when the Fund is obligated to repurchase it. the Fund will not enter into any reverse repurchase agreement if, as a result, more 5% of its total assets would be subject to such obligations.



    Securities Ratings. Income Fund emphasizes "investment grade" investments. At least 65% of the Income Fund's net assets will be invested in
(1) obligations of the U.S. Government, its agencies, or instrumentalities and in (2) debt securities rated at the time of purchase in one of the three highest categories of Standard & Poor's Corporation (AAA, AA, or A) or Moody's Investors Service, Inc. (Aaa, Aa, or A) or, if not rated, judged to be of comparable quality by TMC. In addition, the Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's, or of equivalent quality as determined by TMC. Should the rating of a portfolio security be downgraded TMC will determine whether it is in the best interest of the Income Fund to retain or dispose of the security.

    See "Securities Ratings and Credit Quality," Below.

    Income Fund's securities generally offer less current yield than securities of lower quality (rated below BBB/Baa) or longer maturity, but lower-quality securities generally have less liquidity. Both lower quality securities and longer maturity securities have greater credit and market risk, and consequently more price volatility than higher quality securities or shorter maturity securities.

    Mortgage and Other Asset-Backed Securities. Income Fund may invest in mortgage-backed securities which are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. See description under "Government Fund - Investment Strategies and Risks" above. Some mortgage-backed securities which the Fund may purchase will not be backed by the full faith and credit of the U.S. Government. The Income Fund may also invest in securities representing interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

    Municipal Securities. Income Fund may invest in municipal securities, which include obligations issued by states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities. Municipal securities may be "general obligation" bonds or "revenue bonds." General obligation bonds are backed by the credit of the issuing political subdivision or agency, and revenue bonds are repaid from the revenues derived from a specific project such as a waste treatment plant or stadium. Although investments in municipal obligations will be made subject to the Fund's emphasis on purchases of investment grade securities ( described below under "Securities Ratings"), municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, these obligations could become subject to actions by state legislatures or voter referenda extending the time for repayment of principal or imposing other constraints upon enforcement of the obligations or upon political subdivisions to levy taxes to pay the obligations.

    Foreign Securities.

    In addition to its investments in foreign securities, Income Fund may invest in instruments offered by brokers which combine forward contracts, options and securities in order to reduce foreign currency exposure. The Income Fund may enter into multiple futures, options and foreign currency transactions or a combination of these transactions, instead of a single transaction, as part of a hedging strategy.

Investments in foreign securities involve special risks due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Income Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Income Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Income Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. These risks may be more acute in the case of developing countries.

    Strategic Positions. Income Fund may use futures, options and other derivative instruments to "hedge" or protect its investments from adverse movements in securities prices and interest rates. Limited Term Income Fund may use currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Fund also may use these techniques to obtain potential gains, but no more than 5% of the Fund's assets will be committed to Strategic Positions entered into for purposes other than bona fide hedging, risk management or portfolio management. The Fund believes that use of derivatives will benefit the Fund, but the Fund's performance could be reduced if TMC's judgment is incorrect. Risks resulting from the use of derivatives include:

  * the risk that interest rates or markets (including currency values) will not move in the direction the portfolio manager anticipates;
  * some futures and options markets may not always be liquid, and the Fund may not be able to close out a transaction without loss;
  * daily margin calls for futures contracts may create a greater risk of loss;
  * imperfect correlations may occur between the price of the derivative instrument and movement in the price of securities, interest rates or currencies being hedged;
  * inability to close out hedged positions may occur because of illiquidity or disruption in markets, or exchange-imposed limitations or restrictions;
  *  the other party to a transaction may not fulfill its obligations;
  * price changes in an instrument may result in a loss greater than the Fund's actual investment.



Counsel to the Funds has advised that in their view shares of Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Statement of Additional Information, and upon counsel's receipt of undertakings by TMC and Thornburg Investment Trust respecting investment policies. In addition, Thornburg Investment Trust believes that the Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.





SECURITIES RATINGS
AND CREDIT QUALITY

Each of the Municipal Funds' assets will normally consist of (1) securities, or participation interests therein, that are rated at the time of purchase within the four highest grades by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P"),
(2) securities, or participation interests therein, that are not rated by a rating agency, but are issued by obligors that, at the time of purchase, either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's or S&P or Fitch or, in the case of obligors whose obligations are unrated, are deemed by TMC to be comparable to issuers having such debt ratings, and (3) cash. Government Fund invests at least 65% of its total assets in obligations issued or guaranteed by the U. S. Government or its agencies or instrumentalities, and may invest in participations, repurchase agreements and other obligations described above beginning on page 14. Such obligations are not typically rated. At least 65% of Income Fund's net assets will be invested in (1) obligations of the U. S. Government, its agencies and instrumentalities, and in (2) debt securities rated at the time of purchase in one of the three highest categories of Standard & Poor's Corporation (AAA, AA or A) or Moody's Investor's Service, Inc. (Aaa, Aa or A) or, if not rated, judged to be of comparable quality by TMC. Income Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's or of equivalent quality as determined by TMC.

Securities rated in the described categories are described as "investment grade," and are regarded as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." According to S&P, for example, BBB bonds normally exhibit adequate protection parameters, although adverse economic conditions or other changes are more likely to lead to a weakened capacity compared to higher rated categories, and AAA bonds exhibit extremely strong capacity. Securities rated Baa are regarded by Moody's as having some speculative characteristics. Securities rated BBB by Fitch are considered to have adequate capacity, although adverse changes in economic conditions and circumstances are more likely to have an adverse impact than for higher rated categories. Please see the Statement of Additional Information for detailed descriptions of these ratings.

If permitted to do so, the Municipal Funds will only buy (i) variable rate demand instruments that are rated within the two highest grades of either rating agency or, if unrated, are deemed by TMC to be of high quality and minimal credit risk, (ii) commercial paper that is rated within the two highest grades of a rating agency, and (iii) municipal notes that are rated within the two highest grades of a rating agency or, if unrated, are deemed by TMC to be of comparable quality to such rated municipal notes. To the extent that unrated securities may be less liquid, there may be somewhat greater risk in purchasing unrated securities, especially Municipal Obligations, than in purchasing comparable, rated securities. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated securities at disadvantageous prices without regard to the security's investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

Credit ratings do not reflect the risk that market values of fixed income securities will fluctuate with changes in interest rates, and credit rating firms may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Accordingly, in addition to using credit rating information, TMC subjects each issue under consideration for investment to its own credit analysis in an effort to assess the issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by a Fund, and TMC may determine to dispose of portfolio securities upon a change in ratings or adverse events or market conditions not reflected in ratings. TMC evaluates the credit quality of unrated securities purchased by a Fund under the general supervision of the Fund's Directors or Trustees, and determines the equivalency of unrated obligations to rated obligations.

    ADDITIONAL INFORMATION ABOUT VALUE FUND'S INVESTMENTS





     The following discussion contains more detailed information about types of investments Value Fund may make. TMC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goals. Current holdings are described in the Fund's financial reports which are sent to shareholders twice a year. For a free Statement of Additional Information or financial report, call 800-847-0200.



    Equity Securities. Equity Securities may include common stocks, preferred stocks, convertible securities, warrants, ADRs (American Depository Receipts or GDR's), partnership interests and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.



Investments in smaller companies. The Fund may invest in the stock or debt securities of smaller or unseasoned issuers. Although investments in these companies may offer greater prospects for appreciation, they involve additional risks because of limited product lines, limited access to markets and financial resources, and greater vulnerability to competition and changes in markets. Additionally, the value of these securities may fluctuate more, and they may be more difficult to sell, particularly in declining markets.

Investments in Other Investment Companies. The Fund may invest in securities of closed end investment companies. Up to 5% of its total assets at the time of purchase may be invested in any one investment company, provided that after its purchase no more than 3% of that investment company's outstanding stock is owned by the Fund, and provided further, that no more than 10% of the Fund's total assets are invested in investment companies. TMC will charge an advisory fee on the portion of the Fund's assets that are invested in securities of other investment companies. Thus shareholders will be paying a "double fee" on those assets since the advisers of the investment companies also will be charging fees on the same assets.

Debt Securities. The Fund may buy debt securities of any type. Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities.

Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative. These securities involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.



Foreign Securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. Moreover, the economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.



Adjusting Investment Exposure. Value Fund can use various techniques to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, commodity prices, or other factors that affect securities values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short. TMC can use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If TMC judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the price volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

    Other Securities the Fund may purchase include short-term, highly liquid securities, such as time certificates of deposit, and investment grade short-term corporate debt obligations and commercial paper. The Fund may, under normal conditions, hold a portion of its assets in other securities pending investment of idle funds or to provide liquidity. During temporary defensive conditions, the Fund may invest up to 100% of its assets in other securities.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the security at a higher price. See "Borrowing," below.

Illiquid and Restricted Securities. Some investments may be determined by TMC, under the supervision of the Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of other securities, including illiquid securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the Fund.



Borrowing. The Fund may borrow from banks or through reverse repurchase agreements. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.



PORTFOLIO TURNOVER



Each Fund anticipates that its annual turnover rate normally will be less than 100%. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. TMC does not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund which are otherwise consistent with that Fund's investment objectives and management policies. A higher rate of turnover, may, however, result in increased transaction costs and taxable capital gains.

    YEAR 2000 RISK

The inability of some computer systems to recognize dates after December 31, 1999 could cause some disruptions in the securities industry.

Thornburg Fund's Transfer Agent and Custody Bank National Financial Data Services/DST (Transfer Agent) and State Street Bank (Custodian) have been preparing for year 2000 conversion since 1988. Beta testing has been done using 1999/2000 conversions all the way out to 2009/2010 conversions (including leap year calculations). Firewalls have been built to isolate non-complaint third party transmissions and testing has begun with all third party electronic communicators. Detailed Y2K information is available over the Internet at www.dstsystems.com. DST's stated goal is to be Y2K Ready by the end of 1998.

The funds' internal systems take no electronic downloads other than from DST Systems. We do, however, purchase information and research delivered electronically. We also use analytical programs provided by such vendors, e.g. bond analytics. Failure of such externally supplied services would impact our efficiency, and that of our entire industry. It would not, however, preclude our ability to analyze securities or monitor and adjust portfolios.

In addition, although we don't expect it to be the case, issuers of securities owned by the Funds might have difficulties that would delay or disrupt their payments of interest or dividends to the Funds.

YOUR ACCOUNT

Buying Fund Shares

The Institutional Class shares of the Funds are sold on a continuous basis with no initial sales charge or contingent deferred sales charge at the net asset value (NAV) per share next determined after a purchase order is received by the Funds' transfer agent and accepted. The NAV of each Fund is computed at least once each day the Funds conduct business, by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of shares outstanding. NAV is normally calculated at four o'clock p. m. Eastern time on each day the New York Stock Exchange is open. See the table below for instructions on how to place your order.

    Institutional Class shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to reimburse the investment adviser
(TMC) for costs to obtain various shareholder services from persons who sell shares. The maximum annual reimbursement under the plan is 1/4 of 1% of the class's net assets, but TMC has never sought a reimbursement of any expenses under the plan for Class I shares. TMC has advised that it has no current intention to do so. Because this fee is paid out of the class's assets, payment of the fee on an ongoing basis would increase the cost of your investment and might cost more than paying other types of sales charges.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 47.

Qualified individual investors and qualified institutions purchasing shares for their own account are eligible to purchase Institutional Class shares provided they invest a minimum of $2,500,000. The minimum amount for subsequent purchases is $5,000. Qualified institutions include corporations, banks and insurance companies purchasing for their own account and other institutions such as trusts, endowments and foundations. TMC or TSC may make payments from their own resources to assist in the sales or promotion of the Funds.

Opening An Account
----------------------------------------------------------------------------
Buying Shares               To Open an Account       To Add To An Account
----------------------------------------------------------------------------

Qualified Individual        Minimum                  Minimum
or Institutional            $2,500,000               $5,000

Qualified Plans             Consult your Plan        Consult your Plan
                            Administrator            Administrator

Within Wrap or Fee Based    Consult your Program     Consult your Program
Program                     Sponsor                  Sponsor

By Telephone                Exchange from another    Exchange from another
1-888-598-0400              Thornburg Fund           Thornburg Fund
                            account with the same    account with the same
                            registration,            registration
                            including name,          including name,
                            address, and             address, and
                            taxpayer ID number.      taxpayer ID number.

By Mail                     Complete and sign        Make your check
                            the application.         payable to the
                            Make your check          applicable
                            payable to the           Thornburg Fund.
                            applicable               Indicate your
                            Thornburg Fund.          Fund account number
                            Mail to the address      on your check and
                            indicated on the         mail to the address
                            application.             printed on your
                                                     account statement.
Automatic Investment Plan   Use one of the above     Use Automated Clearing
                            procedures to open       House funds.  Sign up
                            your account.  Obtain    for this service when
                            an Automatic             you open your account,
                            Investment Plan form     or call 1-888-598-0400
                            to sign up for this      to add it.
                            service.
----------------------------------------------------------------------------

Qualified employee benefit or retirement plans other than an individual retirement account ("IRA") or SEP-IRA are also eligible to purchase Institutional Class shares, provided they either invest a minimum of $1,000,000 in the Funds or have 100 or more eligible participants enrolled in the plan. There is no minimum amount for subsequent purchases.

Investment dealers, financial advisers or other investment professionals, including bank trust departments and companies with trust powers, purchasing for the accounts of others within a clearly defined "wrap" or other fee based investment advisory program are eligible to purchase Institutional Class shares. TSC will establish a minimum amount per program or per account to qualify for purchase of Institutional Class shares. The minimum amount per program is currently $250,000. Consult your applicable professional for their minimum.

    The minimum account size is $1,000. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. The Fund will notify the shareholder before performing such a redemption.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and their families or trusts established for the benefit of any of the foregoing, may also purchase Institutional Class shares.

Opening an Account

Complete and sign an account application and give it, along with your check, to the Fund in which you are investing or to your financial intermediary. You may also open your account by wire or mail. If there is no application accompanying this prospectus, please call 1-888-598-0400. If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

If you open or add to your account yourself rather than through your financial advisor please note the following:

     * All of your purchases must be made in U. S. dollars.
     * Checks must be drawn on U. S. banks; the Funds do not accept cash.
     * If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its Transfer Agent have incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

    Each Fund may authorize certain securities brokers to accept on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is accepted by the authorized broker or its designee.

    Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Street Name Accounts

Some financial intermediaries offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms and shareholders of an individual Fund. Neither the Funds nor their Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial intermediary rather than directly in the shareholder's own name. Further, neither the Funds nor their Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial intermediary, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial intermediaries to learn about the different options available for owning mutual fund shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

SELLING FUND SHARES

Shareholders of record (the person or entity in whose name the shares are registered) can withdraw money from their Fund at any time by redeeming some or all of the shares in the account, either by selling them back to the Fund or by selling the shares through their financial advisor. The shares will be purchased by the Fund at the next share price (NAV) calculated after the redemption order is received in proper form. Share price is normally calculated at 4 p.m. Eastern time. Please note the following:

   * Consult your financial advisor for procedures governing redemption through the advisor's firm.

   * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call (see Telephone Redemption, page 29).

---------------------------------------------------------------------------
Redeeming Shares         Account Type          Special Requirements
---------------------------------------------------------------------------
Through a Financial      All Account Types     Consult with your
Intermediary                                   financial advisor.
                                               They may charge a fee.


By Mail                  Individual, Joint     The letter of
Send to: NFDS            Tenant, Sole          instruction must be
c/o Thornburg Funds      Proprietorship,       signed by all persons
PO Box 419017            UGMA, UTMA            required to sign for
Kansas City, MO                                transactions, exactly
64141-6017                                     as their names appear
                                               on the account and
                                               must include:
                                             * Your name,
                                             * The Fund's name,
                                             * Your Fund account no.
                                             * The dollar amount or
                                               number of shares to be
                                               redeemed,
                                             * Any other applicable
                                               requirements listed above
                                             * Signature guarantee,
                                               if required.

                         Trust                 In addition to the
                                               above requirements,
                                               the trustee must sign
                                               the letter indicating
                                               capacity as trustee.
                                               If the trustee's name
                                               is not in the account
                                               registration, provide
                                               a copy of the trust
                                               document certified
                                               w/in the last 60 days.

                         Business or           In addition to the
                         Organization          above requirements,
                                               at least one person
                                               authorized by
                                               corporate resolution
                                               to act on the account
                                               must sign the letter
                                               which must be
                                               signature guaranteed.
                                               Include a corporate
                                               resolution with a
                                               corporate seal.

                         Executor,             Call 888-598-0400
                         Administrator,
                         Conservator,
                         Guardian

By Telephone             All Account Types     You must sign up for
                         except Street Name    the telephone
                         Accounts              redemption feature
                                               before using it.
                                               Minimum Wire $1,000
                                               Minimum Check $500

Internet                 All Account Types     www.Thornburg.com
---------------------------------------------------------------------------

   * Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

   * Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption accompanied by any outstanding certificates in proper form for transfer. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

   * No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

   * To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

To sell shares in an account, you may use any of the methods described below.

If you are a qualified individual or qualified institution selling some but not all of your shares, leave at least $25,000 worth of shares in the account to keep it open. If you own shares through a "wrap" or fee based program, you must leave at least $1,000 worth of shares in the account to keep it open. Accounts below these minimums may be closed by the Fund, and the proceeds returned to the investor. There is no minimum balance requirement for Qualified Plans.

Certain requests must include a signature guarantee. It is designed to protect you and your Fund from fraud. If you are redeeming directly rather than through a financial adviser and you have not signed up for telephone redemption, your request must be made in writing and include a signature guarantee if any of the following situations apply:

   *  You wish to redeem more than $10,000 worth of shares,

   *  Your account registration has changed within the last 30 days,

   * The redemption check is being mailed to a different address than the one on your account,

   * The check is being made payable to someone other than the person in whose name the account is registered, or

   * The redemption proceeds are being transferred to a Thornburg account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

Telephone Redemption

If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem shares of your Fund by telephone. Simply call a Fund Customer Service Representative at 888-598-0400. Money can be wired directly to the bank account designated by you on the application or sent to you in a check. The Fund's Transfer Agent may charge a fee for a bank wire. This fee will be deducted from the amount wired.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling the Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to:

                              NFDS
                              c/o Thornburg Funds
                              P.O. Box 419017, Kansas City, MO 64141-6017.

Considerations With Respect to Telephone Redemption

The Funds, TSC, TMC and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instruction received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds and their Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Internet Redemption

You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com and following the instructions.

INVESTOR SERVICES

Thornburg Funds provides a variety of services to help you manage your account.

Investor Services

Thornburg Funds' telephone representatives are available Monday through Friday from 8:30 am to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports that Thornburg Funds send to you include the following:

   *  Account statements after every transaction affecting your account

   * Monthly account statements (except the Value Fund which sends quarterly account statements)

   *  Financial reports (every six months)

   * Cost basis statement (at the end of any year in which you redeem shares)

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com

Exchange Privilege

You may exchange Institutional Class shares of any Thornburg Fund for Institutional Class shares of any other Thornburg Fund that offers Institutional Class shares, subject to the restrictions described below. Please consult the exchange and reinvestment privilege information in the Prospectus of the other Thornburg Fund. Note that exchanges out of a Fund may have tax consequences for you.

Exchange Restrictions

As a shareholder, you have the privilege of exchanging Institutional Class shares of a Fund for Institutional Class shares of other Thornburg Funds which offer Institutional Class shares. However, you should note the following:

   * The Fund you are exchanging into must be registered for sale in your state.

   * You may only exchange between accounts that are registered in the same name address, and taxpayer identification number.

   *  Before exchanging into a Fund, read its prospectus.

   *  Exchanges may have tax consequences for you.

   * Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.

   * Each Fund reserves the right to refuse exchange purchases by any person or group if, in TMC's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

   * Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund. Although a Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

Systematic Withdrawal Plans

Systematic withdrawal plans let you set up periodic redemptions from your account. Consult your financial intermediary or call a Fund Customer Service Representative at 888-598-0400 for information.

Each Fund may authorize certain securities brokers to accept on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is accepted by the authorized broker or its designee.



    DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net income and realized capital gains, if any, to shareholders each year. Each of the Municipal Funds and the Taxable Income Funds declares its net investment income daily and distributes it monthly. Value Fund distributes net investment income quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions, if any, normally will be declared and payable in December. You will be notified annually by your Fund as to the amount and characterization of distributions paid to or reinvested by you for the preceding tax year.

Distribution Options

The Funds earn interest from bond, money market, and other investments.
These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at anytime. Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest or earnings are accrued or paid on amounts represented by uncashed distribution checks.

Dividends

1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of another Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the month-end for the Municipal Funds and for the Taxable Income Funds.

Capital Gain

1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of another Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Turnover and Capital Gains

The Funds do not normally engage in short-term trading for profits. However, when a Fund believes that a security will no longer contribute towards its reaching its goal or that another security will better contribute to its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes - In General

    Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Funds.

    Federal Tax Treatment of Distributions - Municipal Funds

The Municipal Funds intend to satisfy conditions that will enable them to designate distributions from the interest income generated by investments in Municipal Obligations, which are exempt from federal income tax when received by a Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by the Municipal Funds of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U. S. government, its agencies and instrumentalities) and net short-term capital gains realized by the Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by the Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes"). Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal, state and local taxation of the Fund and the income tax consequences to its shareholders.



The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

    Federal Tax Treatment of Distributions - Taxable Income Funds

Distributions to shareholders representing net investment income and net short term capital gains will be taxable to the recipient shareholders as ordinary income, whether the distributions are actually taken in cash or are reinvested in additional shares. Fund distributions will not be eligible for the dividends received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Taxes - Value Fund

    Distributions to shareholders representing net investment income and net short term capital gains will be taxable to the recipient shareholders as ordinary income, whether the distributions are actually taken in cash or are reinvested in additional shares. Fund distributions will not be eligible for the dividends received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

    Federal Tax Treatment of Sales or Redemptions of Shares - All Funds

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

State Taxes

With respect to distributions of interest income and capital gains from the Funds, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Funds are advised to consult their own tax advisers in that regard. The Municipal Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions of interest income by Limited Term California Fund to individuals resident in California, to the extent the interest income is attributable to Municipal Obligations originating in California, will not be subject to California personal income tax under current law. The Taxable Income Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from Treasury securities in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.



ORGANIZATION OF THE FUNDS

Limited Term National Fund and Limited Term California Fund are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized as a diversified, open-end management investment company (the "Company"). The Company currently offers two series of stock, Limited Term National Fund and Limited Term California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

Intermediate Municipal Fund, Government Fund, Income Fund and Value Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 14 authorized Funds, four of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share this Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.



    INVESTMENT ADVISER

The Funds are managed by Thornburg Management Company, Inc., (TMC). TMC performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that TMC will select investments for the Fund, monitor those investments and the markets generally, and perform related services. TMC also performs administrative services specific to the Institutional Class under an Administrative Services Agreement which requires that TMC will supervise, administer and perform certain administrative services necessary for the maintenance of Institutional Class shareholders. TMC's services to Limited Term National Fund and Limited Term California Fund are supervised by the Directors of Thornburg Limited Term Municipal Fund, Inc.; its services to the other Funds are supervised by the Trustees of Thornburg Investment Trust.

TMC was established in 1982. Today, the Thornburg Funds include other mutual funds in addition to the Funds covered by this Prospectus. The Thornburg Funds total over $1.8 billion in assets. Thornburg Management Company Inc. is known as a provider of conservative investment products. For more than a decade the Thornburg Funds have been committed to preserving and increasing the real wealth of their shareholders. The key to growing real wealth is increasing buying power after taxes, inflation, and investment related expenses. TMC receives fees for managing each Fund computed in accordance with the following tables. These annual rates are calculated on average daily net assets and are paid monthly.

    For the most recent fiscal year of each of the Funds, the investment advisory and administrative services fee rates for each of the Funds were:


                                 Advisory Fee Rate  Administrative Services
Rate
                                 -----------------  -------------------------
---
                                        Year Ended June 30, 1998
                                        ------------------------
     Limited Term National Fund          .45%               .05%

     Limited Term California Fund        .50%               .05%

                                        Year Ended September 30, 1998
                                        -----------------------------
     Intermediate National Fund          .50%               .05%

     Limited Term Government Fund        .375%              .05%

     Limited Term Income Fund            .50%               .05%

Value Fund Class I shares became available on November 2, 1998.

    Brian J. McMahon and George Strickland, both of whom are Managing Directors of TMC, are the portfolio managers for the Municipal Funds. Mr. McMahon has managed municipal bond portfolios for TMC since 1984 and Mr. Strickland ahs performed municipal bond credit analyses and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Municipal Funds.

Steven J. Bohlin, a Managing Director of TMC, is the portfolio manager of the Taxable Income Funds. He has held this responsibility for Government Fund since 1988 and for Income Fund since its inception in 1992. Mr. Bohlin is assisted by other employees of TMC in managing the Taxable Income Funds.

William Fries, a Managing Director of TMC, is the portfolio manager of Value Fund, which he has managed since its inception in 1995. Before joining TMC in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company. Mr. Fries is assisted by other employees of TMC.

TMC may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. TMC retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to TMC's fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of Institutional Class shares, except as described above under "Service Plan".

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds. TMC or TSC may make payments from their own resources to assist in the sales or promotion of the Funds.

H. Garrett Thornburg, Jr., a Director and Chairman of the Fund, is the controlling stockholder of both TMC and TSC.

FINANCIAL HIGHLIGHTS

    The Financial Highlights table for each Fund is intended to help you understand the Funds' financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by McGladrey & Pullen, LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Reports, which are available on request. No figures are available for Value Fund, which commenced its offering of Institutional Class shares on November 2, 1998.

--------------------------
LIMITED TERM NATIONAL FUND
--------------------------                  FISCAL YEAR OR PERIOD
                                            ---------------------
                                                  CLASS I
                                            ---------------------
                                             Year      Period
                                             Ended       from
                                            June 30,   7/5/96(a)
                                              1998    to 6/30/97
                                            --------  ----------
Net Asset Value, Beginning of Period        $13.44    $13.27

Income from Investment Operations:
Net Investment Income                          .66       .66
Net Gains (or Losses) on Securities            .07       .17
   (Realized and Unrealized)                ------    ------
Total from Investment Operations               .73       .83

Less Distributions:
Dividends (from Net Investment Income)        (.66)     (.66)
Distributions (from Capital Gains)              -         -
Total Distributions                           (.66)     (.66)

Net Asset Value, End of Period              $13.51    $13.44

Total Return(b)                               5.52%     6.42%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)   $77,605    35,476
Ratio of Expenses to Average Net Assets      (0.60)%   (0.60)%(c)
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.85%     5.01%(c)
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (0.66)%   (0.79)%(c)
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      24.95%    23.39%

----------------------------
LIMITED TERM CALIFORNIA FUND
----------------------------                FISCAL YEAR OR PERIOD
                                            ---------------------
                                                  CLASS I
                                            ---------------------
                                             Year      Period
                                             Ended       from
                                            June 30,   4/1/97(a)
                                              1998    to 6/30/97
                                            --------  ----------
Net Asset Value, Beginning of Period        $12.75    $12.64

Income from Investment Operations:
Net Investment Income                          .59       .15
Net Gains (or Losses) on Securities            .15       .11
   (Realized and Unrealized)                ------    ------
Total from Investment Operations               .74       .26

Less Distributions:
Dividends (from Net Investment Income)        (.59)     (.15)
Distributions (from Capital Gains)              -         -
Total Distributions                           (.59)     (.15)

Net Asset Value, End of Period              $12.90    $12.75

Total Return(b)                               5.93%     2.07%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)    $8,284     3,949
Ratio of Expenses to Average Net Assets      (0.65)%   (0.63)%(c)
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.60%     4.77%(c)
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (0.92)%   (1.32)%(c)
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      21.21%    20.44%

--------------------------
INTERMEDIATE NATIONAL FUND
--------------------------                  FISCAL YEAR OR PERIOD
                                            -------------------------------
                                                      CLASS I
                                            -------------------------------
                                             Year                  Period
                                           Year Ended               from
                                           September 30,          7/5/96(a)
                                             1998       1997    to 6/30/97
                                           --------   --------  ----------
Net Asset Value, Beginning of Period        $13.44    $13.23    $13.00

Income from Investment Operations:
Net Investment Income                          .67       .70       .17
Net Gains (or Losses) on Securities            .30       .21       .23
   (Realized and Unrealized)                ------    ------    ------
Total from Investment Operations               .97       .91       .40

Less Distributions:
Dividends (from Net Investment Income)        (.67)     (.70)     (.17)
Distributions (from Capital Gains)              -         -         -
Total Distributions                           (.67)     (.70)     (.17)

Net Asset Value, End of Period              $13.74    $13.44    $13.23

Total Return(b)                               7.41%     7.07%     3.11


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)   $20,461    16,615       689
Ratio of Expenses to Average Net Assets      (0.69)%   (0.69)%    (.70)(c)
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.95%     5.16%     5.49(c)
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (0.79)%   (1.24)%   (6.10)(c)
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      16.29%    15.36%    12.64%

---------------------------------
LIMITED TERM U.S. GOVERNMENT FUND
---------------------------------           FISCAL YEAR OR PERIOD
                                            -------------------------------
                                                      CLASS I
                                            -------------------------------
                                             Year                  Period
                                           Year Ended               from
                                           September 30,          7/5/96(a)
                                             1998       1997    to 6/30/97
                                           --------   --------  ----------
Net Asset Value, Beginning of Period        $12.31    $12.24    $12.14

Income from Investment Operations:
Net Investment Income                          .74       .79       .20
Net Gains (or Losses) on Securities            .34       .07       .10
   (Realized and Unrealized)                ------    ------    ------
Total from Investment Operations              1.08       .86       .30

Less Distributions:
Dividends (from Net Investment Income)        (.74)     (.79)     (.20)
Distributions (from Capital Gains)              -         -         -
Total Distributions                           (.74)     (.79)     (.20)

Net Asset Value, End of Period              $12.65    $12.31    $12.24

Total Return(b)                               9.06%     7.26%     2.45%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)    $2,250     5,263         9
Ratio of Expenses to Average Net Assets      (0.60)%   (0.60)%    (.58)(c)
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     6.01%     6.35%     6.64(c)
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (1.18)%   (6.57)% (305.74)(c)
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      29.77%    41.10%    23.27%

------------------------
LIMITED TERM INCOME FUND
------------------------                    FISCAL YEAR OR PERIOD
                                            -------------------------------
                                                      CLASS I
                                            -------------------------------
                                             Year                  Period
                                           Year Ended               from
                                           September 30,          7/5/96(a)
                                             1998       1997    to 6/30/97
                                           --------   --------  ----------
Net Asset Value, Beginning of Period        $12.36    $12.23    $11.95

Income from Investment Operations:
Net Investment Income                          .75       .80       .19
Net Gains (or Losses) on Securities            .14       .13       .28
   (Realized and Unrealized)                ------    ------    ------
Total from Investment Operations               .89       .93       .47

Less Distributions:
Dividends (from Net Investment Income)        (.75)     (.80)     (.19)
Distributions (from Capital Gains)              -         -         -
Total Distributions                           (.75)     (.80)     (.19)

Net Asset Value, End of Period              $12.50    $12.36    $12.23

Total Return(b)                               7.49%     7.80%     3.97%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)    $7,768     4,495       797
Ratio of Expenses to Average Net Assets      (0.69)%   (0.69)%    (.69)(c)
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     6.10%     6.44%     6.67(c)
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (1.19)%   (1.98)%   (4.26)(c)
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      41.01%    13.87%    44.35%

(a)  Commencement of operations.
(b)  Total return is not annualized for periods less than one year.
(c)  Annualized.

ADDITIONAL
INFORMATION

Reports to Shareholders
Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Custodian and Transfer Agent
The custodian of each Fund's assets is State Street Bank & Trust Co. National Financial Data Services is the transfer agent for the Funds and performs bookkeeping, data processing and administrative services incident to the maintenance of shareholder accounts.

General Counsel
Legal matters in connection with the issuance of shares of the Funds are passed upon by White, Koch, Kelly & McCarthy, Professional Association, Post Office Box 787, Santa Fe, New Mexico 87504-0787.

INVESTMENT ADVISER
Thornburg Management Company, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico 87501

DISTRIBUTOR
Thornburg Securities Corporation
119 East Marcy Street, Suite 202
Santa Fe, New Mexico 87501

AUDITOR
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017

CUSTODIAN
State Street Bank & Trust Co.
Boston, Massachusetts

TRANSFER AGENT
State Street Bank & Trust Co.
c/o NFDS Servicing Agent
Post Office Box 419017
Kansas City, Missouri 64141-6017

<OUTSIDE BACK COVER>


    The current Statement of Additional Information (SAI) for each of the Funds includes additional information about the Funds, and additional information about each Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

Shareholder inquiries and requests for copies of the Funds' SAI, annual and semiannual reports, and other Fund information may be made to Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. SAIs and annual and semiannual reports are furnished at no charge.

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-6009.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.


<Thornburg Funds logo>
Investing With Integrity
Thornburg Securities Corporation, Distributor
119 East Marcy Street, Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com                 email: postmaster@thornburg.com

    Limited Term National Fund and Limited Term California Fund are separate series of Thornburg Limited Term Municipal Fund, Inc., which files its registration statements and certain other information with the Securities and Exchange Commission under Investment Company Act of 1940 file number 811-4302.

Intermediate National Fund, Government Fund, Income Fund and Value Fund are separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

                                  PART C

                             OTHER INFORMATION

Item 23 & 24.  Financial Statements and Exhibits

     (a)  Financial Statements.

      Statements of Assets and Liabilities as of June 30, 1998; Schedules of Investments as of June 30, 1998; Statements of Operations for the year ended June 30, 1998; Statements of Changes in Net Assets for the years ended June 30, 1997 and June 30, 1998; Notes to Financial Statements; Financial Highlights; Reports of Independent Accountants dated July 24, 1998: incorporated by reference from the Registrant's Annual Reports for the fiscal year ended June 30, 1998.

     (b)  The following Exhibits are filed herewith:

          (j.1) Consent of Counsel to Registrant

          (j.2) Consent of Independent Auditor

          (j.3) Letter of Counsel under Rule 485(b)



Item 24.  Persons Controlled By or Under Common Control With Registrant

          Not applicable.



Item 25.  Indemnification

          Reference is made to Article EIGHTH and paragraphs (e) and (f) of Article SEVENTH of the Registrant's Articles of Incorporation previously filed as Exhibit 1, to Article X of the Registrant`s By-Laws previously filed as Exhibit 2 and to section 2-418 of the Maryland General Corporation Law.

          Reference is also made to Section 7 of the Distribution Agreement previously filed as Exhibit 6(a).

          The directors and officers (the "insureds") of both the Registrant and the Adviser are insured under a joint directors and officers liability policy. The policy covers amounts which the insureds become legally obligated to pay by reason of any act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers the Registrant and the Adviser to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duty.

          The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

          See "Management" in the Statement of Additional Information and "Management of the Fund" in the Prospectus.

Item 27.  Principal Underwriters

          (a) The principal underwriter for the Registrant is Thornburg Securities Corporation (the "Distributor"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor has been formed for the purpose of distributing the shares of the Fund and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.

          (b) The address of each of the directors and officers of the Distributor is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                              Positions and Offices    Positions and Offices
Name                          with Distributor         with Registrant
-------------------------     ---------------------    ---------------------
H. Garrett Thornburg, Jr.     Director                 Chairman, Director
                                                        and Treasurer

Kenneth Ziesenheim            President

Dawn B. Fischer               Secretary                 Secretary

          (c)  Not applicable.

Item 28.  Location  of Accounts and Records

          All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 29.  Management Services

The Registrant and Thornburg Management Company, Inc. ("TMC") have agreed that TMC will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time.
The Registrant will pay one dollar for each telephone call, which was the charge previously impose by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by TMC will be superior to that previously provided by the transfer agent because TMC will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and TMC's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) TMC will not receive any profit from providing this service. It is not believed that this arrangement constitutes a management-related services agreement.

Item 30.  Undertakings

          Not applicable.



                                SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 21st day of January, 1999. The Registrant certifies, pursuant to Rule 485(b)(4) under the Securities Act of 1933, that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485.

                                  THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                                  Registrant

                                  By               *
                                     ---------------------------------------
                                     Brian J. McMahon, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



           *                                              *
--------------------------------        ------------------------------------
Brian J. McMahon, President             H. Garrett Thornburg, Jr., Chairman,
and Principal Executive Officer         Director, Treasurer and Principal
                                        Financial and Accounting Officer

           *
--------------------------------
J. Burchenal Ault, Director


           *
--------------------------------
Eliot R. Cutler, Director


           *
--------------------------------
James E. Monaghan, Jr., Director


           *
--------------------------------
A. G. Newmyer III, Director




* By:      /s/
    ____________________________
    Charles W. N. Thompson, Jr.                         January 21, 1999
    As Attorney-In-Fact                                      (Date)

                             INDEX TO EXHIBITS


Exhibit
Number           Exhibit
-------          -----------------------------------------------------------

j.1              Consent of Counsel to be named in registration statement

j.2 Consent of Independent Auditors to be named in registration statement

j.3              Consent of Counsel under Rule 485(b)

                              EXHIBIT j.1

  WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                      William Booker Kelly  Julie A. Wittenberger
    &                           John F. McCarthy, Jr.     Benjamin C. Iseman
 McCARTHY                           Benjamin Phillips
A Professional Association        David F. Cunningham
                                   Albert V. Gonzales       Special Counsel
                                           Janet Clow         Paul L. Bloom
                                      Kevin V. Reilly
                                 C.W.N. Thompson, Jr.
                                     M. Karen Kilgore
                                     Sandra J. Brinck
                                        Aaron J. Wolf
                                        Mary E. Walta
                                      Rebecca Dempsey

                              January 22, 1999



Thornburg Limited Term Municipal Fund, Inc.
Thornburg Management Company, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501

                              VIA EDGAR FILING

    Re:  Thornburg Limited Term Municipal Fund, Inc.
         Thornburg Limited Term Municipal Fund National Portfolio
         Thornburg Limited Term Municipal Fund California Portfolio Registration Number Under the Securities Act of 1933: 2-89526 Registration Number Under the Investment Company Act of 1940: 811-4302


Ladies and Gentlemen:

     We hereby consent to the references made to this firm in the post-effective amendment no. 31 to the registration statement of Thornburg Limited Term Municipal Fund, Inc. and the prospectus which is a part of that registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.



                               /s/ White, Koch, Kelly & McCarthy, P. A.

                                   WHITE, KOCH, KELLY & McCARTHY, P. A.







433 Paseo de Peralta     P.O. Box 787      Santa Fe, New Mexico 87504-0787
(505) 982-4374       Fax No. (505) 984-8631             e-mail:wkkm@nm.net

                               EXHIBIT j.2

                          McGLADREY & PULLEN, LLP
               --------------------------------------------
               Certified Public Accountants and Consultants



                      CONSENT OF INDEPENDENT AUDITORS


     We hereby consent to the incorporation by reference of our reports dated October 23, 1998 on the financial statements of Thornburg Limited Term Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund, series of Thornburg Investment Trust, and our reports dated July 24, 1998 on the financial statements of the National Portfolio and California Portfolio of Thornburg Limited Term Municipal Fund, Inc. and the financial statements of Thornburg New York Intermediate Municipal Fund series of Thornburg Investment Trust, referred to therein in Post-Effective Amendment No. 36 to the Registration Statement of Thornburg Income Trust on Form N-1A, File No. 33-14905 and Post-Effective Amendment No. 30 to the Registration Statement of Thornburg Limited Term Municipal Fund, Inc. on Form N-1A, File No. 2-89526 as filed with the Securities and Exchange Commission.

     We also consent to the reference to our firm in the Prospectuses under the captions "Financial Highlights" and "Additional Information" and in the Statements of Additional Information under the caption "Independent Auditors."


                                                /s/ McGladrey & Pullen, LLP

                                                    McGLADREY & PULLEN, LLP


New York, New York
December 1, 1998

                                  EXHIBIT J.3

   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                       William Booker Kelly  Julie A. Wittenberger
     &                           John F. McCarthy, Jr.     Benjamin C. Iseman
   McCARTHY                          Benjamin Phillips
A Professional Association         David F. Cunningham
                                    Albert V. Gonzales        Special Counsel
                                            Janet Clow          Paul L. Bloom
                                       Kevin V. Reilly
                                  C.W.N. Thompson, Jr.
                                      M. Karen Kilgore
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey

                                   January 22, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549             VIA EDGAR FILING

     Re:  Thornburg Limited Term Municipal Fund, Inc.
     Registration Number Under the Securities Act of 1933: 2-89526 Registration Number Under the Investment Company Act of 1940: 811-4302

Ladies and Gentlemen:

     The above named registrant is filing this date its post-effective amendment number 31 to its registration statement on Form N-1A. The post-effective amendment is filed in accordance with Rule 485(b) under the Securities Act of 1933.

	This letter is our representation to the Securities and Exchange Commission in accordance with paragraph (b)(4) of Rule 485 that the post-effective amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

                              Very truly yours,

                              /S/ Charles W.N. Thompson, Jr.

                              CHARLES W. N. THOMPSON, JR.
CWNT/as












433 Paseo de Peralta        Post Office Box 787    Santa Fe, NM  87504-0787
Phone (505) 982-4374   Fax (505) 983-0350; 984-8631      e-mail wkkm@nm.net